As filed with the Securities and Exchange Commission on October 12, 1999

                                                        Securities Act File No.
                                      Investment Company Act File No. 811-09617
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                   _________________________________________
                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                          Pre-Effective Amendment No.                  [ ]
                          Post-Effective Amendment No.                 [ ]
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                [X]

                                 Amendment No.                         [ ]
                        (Check appropriate box or boxes)
                   _________________________________________

                    Mercury Life Strategy Series Fund, Inc.
              (Exact name of Registrant as specified in charter)

             800 Scudders Mill Road, Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code (888) 763-2260

                                TERRY K. GLENN
                                 P.O. Box 9011
                       Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.


                                  Copies to:
    Counsel for the Fund:             and    MICHAEL J. HENNEWINKEL, ESQ.
    JOEL H. GOLDBERG, ESQ.                         P.O. Box 9011
Swidler Berlin Shereff Friedman, LLP        Princeton, New Jersey  08543-9011
      919 Third Avenue
   New York, New York 10022

                   _________________________________________

          It is proposed that this filing will become effective
             [ ] immediately upon filing pursuant to paragraph (b)
             [ ] on (date) pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(1)
             [ ] on (date) pursuant to paragraph (a)(1)
             [ ] 75 days after filing pursuant to paragraph (a)(2)
             [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

          If appropriate, check the following box:
             [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

          The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
===============================================================================

--------------------------------------------------------------------------------
The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is prohibited.

-------------------------------------------------------------------------------


                                  PROSPECTUS

                      MERCURY LIFE STRATEGY BALANCED FUND
                 MERCURY LIFE STRATEGY GROWTH AND INCOME FUND
                       MERCURY LIFE STRATEGY GROWTH FUND
                                      AND
                 MERCURY LIFE STRATEGY AGGRESSIVE GROWTH FUND
                                      OF
                   MERCURY  LIFE STRATEGY SERIES FUND, INC.



                                              _________________, 1999


     A subscription period for shares of each fund will end on [__________], unless extended.

     This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS
                               -----------------

                                                                            Page
                                                                            ----

FUND FACTS.................................................................   3
     ABOUT THE MERCURY LIFE STRATEGY SERIES FUND, INC......................   3
     FEES AND EXPENSES.....................................................   8


ABOUT THE DETAILS..........................................................  15
     HOW THE FUNDS INVEST..................................................  15
     INVESTMENT RISKS......................................................  19


ACCOUNT CHOICES............................................................  27
     PRICING OF SHARES.....................................................  27
     HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES........................  32
     HOW SHARES ARE PRICED.................................................  38
     FEE-BASED PROGRAMS....................................................  38
     DIVIDENDS, CAPITAL GAINS AND TAXES....................................  39

THE MANAGEMENT TEAM........................................................  40
     MANAGEMENT OF THE FUNDS...............................................  40

TO LEARN MORE..............................................................  43
     SHAREHOLDER REPORTS...................................................  43
     STATEMENT OF ADDITIONAL INFORMATION...................................  43

                                  FUND FACTS
                                  ----------


               ABOUT THE MERCURY LIFE STRATEGY SERIES FUND, INC.

What is each Fund's objective?
-----------------------------

Mercury Life Strategy Balanced Fund

The Fund's investment objective is to provide a combination of current income and long-term capital growth.

Mercury Life Strategy Growth and Income Fund

The Fund's investment objective is to provide long-term capital growth and, secondarily, moderate current income.

Mercury Life Strategy Growth Fund

The Fund's investment objective is to provide long-term capital growth and, secondarily, some current income.

Mercury Life Strategy Aggressive Growth Fund

The Fund's investment objective is to provide long-term capital growth.

--------------------------------------------------------------------------------
In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this Prospectus in the sidebar.
--------------------------------------------------------------------------------
Fixed Income Security - security that pays a fixed rate of interest or a fixed dividend.

Equity security - security that represents a unit of ownership of a corporation.

Investment Grade - any of the four highest debt obligations ratings by recognized rating agencies, including Moody's Investors Service, Inc., Standard & Poor's or Fitch IBCA, Inc.

Bonds  - debt obligations issued by corporations, governments and other issuers.

Derivatives - a contract, such as an option, future or swap, whose value is based on the performance of an underlying asset.

Options - exchange-traded or private contracts involving the right of a holder to deliver (a "put") or receive (a "call") certain assets (or a money payment based on the change in value of certain assets or an index) to or from another party at a specified price within a specified time period.

Futures - exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time.
--------------------------------------------------------------------------------

What are each Fund's main investment strategies?
-----------------------------------------------

The Funds are intended for investors who prefer to have their asset allocation decisions made by professional money managers. Each Fund invests in a mix of underlying funds managed or distributed by the Investment Adviser or one of its affiliates. Each Fund starts with a target strategic allocation among underlying funds that invest primarily in equity securities or in fixed-income securities. Those assets allocated to underlying funds that invest primarily in equity securities will be allocated among underlying funds that each reflect a specific equity market segment and those assets allocated to fixed income funds are expected to be allocated primarily to an underlying fund that reflects a broad range of dollar-denominated investment grade bonds. The Investment Adviser will deviate from the target strategic allocation within the ranges shown below, in light of a Fund's investment objective and in response to market conditions. The allocation process seeks to add value by overweighting attractive markets and underweighting unattractive markets, while maintaining a diversified portfolio within specific allocation parameters. The Investment Adviser may also invest a Fund's assets directly in individual securities and other financial instruments such as derivative instruments including options, futures

--------------------------------------------------------------------------------
Swaps - private contracts involving the obligation of each party to exchange specified payments, which may be based on the value of an index or asset, with the other party at specified times.
--------------------------------------------------------------------------------
and swaps. The Investment Adviser may use derivatives to seek to reduce the effect of currency fluctuations on securities held by underlying funds that are denominated in currencies other than the U.S. dollar, and to seek to gain exposure to certain markets or groups of securities that would otherwise be unavailable if the Funds were limited to investing in the underlying funds.

                         Target Strategic Allocations
                         ----------------------------


                     Fund                       Target    Range

Mercury Life Strategy Balanced Fund

   Equity                                          50%   40%-60%
   Fixed-Income                                    50%   40%-60%

Mercury Life Strategy Growth and Income Fund
   Equity                                          70%   60%-80%
   Fixed-Income                                    30%   20%-40%

 Mercury Life Strategy Growth Fund
   Equity                                          85%   75%-95%
   Fixed-Income                                    15%    5%-25%

Mercury Life Strategy Aggressive Growth Fund
   Equity                                         100%      100%
   Fixed-Income                                     0%        0%


The Investment Adviser will invest in particular underlying funds based on various criteria. Among other things, the Investment Adviser will analyze the underlying funds' investment objectives, policies and investment strategies in order to determine which underlying funds, in combination with other underlying funds, are appropriate in light of a Fund's investment objective. A Fund's investment in an underlying fund may exceed 25% of the Fund's total assets.

The particular underlying funds in which each Fund may invest, the target strategic allocation and allocation ranges, and the investment policies of each underlying fund may be changed from time to time without shareholder approval.

What are the main risks of investing in the Funds?
-------------------------------------------------

As with any mutual fund, the value of each Fund's investments -- and, therefore, the value of a Fund's shares -- may go up or down. Because the Funds invest in the underlying funds, you will be affected by the investment policies of the underlying funds in direct proportion to the amount of assets the Funds allocate to those underlying funds. If the value of a Fund's investments goes down, you may lose money.

Changes in the value of a Fund's investment in an underlying equity fund may occur because a particular stock market is rising or falling. At other times, there are specific factors that may affect an underlying fund's performance or affect the value of particular investments held by an underlying fund. For example, an underlying fund's investments may include smaller capitalization companies. Smaller capitalization companies' securities generally trade in lower volumes and are subject to greater, less predictable price changes than the securities of more established companies. Each Fund may also invest in underlying funds that in turn may invest in foreign securities, including securities denominated in foreign currencies. Investments in foreign securities involve special risks, including the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. In addition, foreign securities may be subject to changes in value due to movements in exchange rates--generally, when a currency appreciates (or depreciates) versus the U.S. dollar, securities denominated in that currency appreciate (or depreciate) in U.S. dollar terms.

A Fund's investment in an underlying fixed-income fund is subject to interest rate and credit risk. Interest rate risk is the risk that when interest rates go up, the value of debt instruments generally goes down. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than shorter term securities. Credit risk is the risk that the issuer will be unable to pay the interest of principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

The Funds are also subject to the risk that the Investment Adviser may do a poor job of deciding on allocations among underlying funds. This could cause a Fund to underperform compared to other funds with similar investment objectives.

Although the Funds will invest primarily in underlying funds, each Fund may invest a portion of its assets directly. It is expected that each Fund may from time to time invest directly in currency contracts for hedging purposes and in derivative instruments such as futures, options and swaps. Such instruments may expose a Fund to substantial risks, including currency risks, credit risk, leverage risk, liquidity risk and correlation risk.

In managing the Funds, the Investment Adviser will have the authority to select and substitute underlying funds. The Investment Adviser is subject to conflicts of interest in allocating Fund assets among the various underlying funds both because the fees payable to it and/or its affiliates by some underlying funds are higher than the fees payable by other underlying funds and because the Investment Adviser and its affiliates are also responsible for managing each of the underlying funds. The directors and officers of the Funds may also be directors and officers of some of the underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the Funds and the underlying funds.

By investing in the underlying funds indirectly through one of the Funds, you will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund. Additionally, one underlying fund may buy the same securities that another underlying fund sells. You would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, you may receive taxable gains from portfolio transactions by the underlying fund, as well as taxable gains from transactions in shares of the underlying funds by a Fund.

Who should invest?
-----------------

The Mercury Life Strategy Balanced Fund may be an appropriate investment for you if you:

      . Are looking for both current income and long-term capital growth, and are willing to accept less of each in seeking a balance between the two.

      .    Want a professionally managed portfolio.

The Mercury Life Strategy Growth and Income Fund may be an appropriate investment for you if you:

      . Are investing with long term goals in mind, such as retirement or funding a child's education.

      .    Want a professionally managed portfolio.

      . Are willing to accept the risk that the value of your investment may fluctuate over the short term in order to seek potentially higher long-term returns.

      .    Are looking for a moderate amount of current income.

 The Mercury Life Strategy Growth Fund may be an appropriate investment for you if you:

      . Are investing with long term goals in mind, such as retirement or funding a child's education.

      .    Want a professionally managed portfolio.

      . Are willing to accept the risk that the value of your investment may fluctuate over the short-term in order to seek potentially higher long-term returns.

      .    Are looking for some current income.

 The Mercury Life Strategy Aggressive Growth Fund may be an appropriate investment for you if you:

      . Are investing with long term goals in mind, such as retirement or funding a child's education.

      .    Want a professionally managed portfolio.

      . Are willing to accept the risk that the value of your investment may fluctuate over the short term in order to seek potentially higher long-term returns.

      .    Are not looking for a significant amount of current income.

--------------------------------------------------------------------------------
UNDERSTANDING EXPENSES
----------------------

Fund Investors Pay Various Expenses, Either Directly or Indirectly. Listed below Are Some of the Main Types of Expenses, Which All Mutual Funds May Charge:

Expenses paid directly by the shareholder:
------------------------------------------

Shareholder fees - these fees include sales charges and redemption fees, which you may pay when you buy or sell shares of the Fund.

Expenses paid indirectly by the shareholder:
--------------------------------------------

Annual fund operating expenses - expenses that cover the costs of operating the Fund.

Management fee - a fee paid to the Investment Adviser for managing the Fund.

Distribution fees - fees used to support the Fund's marketing and distribution efforts, such as compensating financial consultants for advertising and promotion.

Service (account maintenance) fees - fees used to compensate dealers for account maintenance activities.
--------------------------------------------------------------------------------

                               FEES AND EXPENSES

The Fund offers four different classes of shares. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial consultant can help you with this decision.

This table shows the different fees and expenses that you may pay if you buy and hold the different classes of shares of each Fund. Future expenses may be greater or less than those indicated below.

                                                                               Class I Shares

                                                                     Mercury Life                           Mercury Life
                                                     Mercury Life     Strategy           Mercury Life         Strategy
                                                       Strategy      Growth  and          Strategy           Aggressive
                                                    Balanced Fund    IncomeFund          Growth Fund        Growth Fund

Shareholder Fees (fees paid directly from
your investment):
--------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on                   5.25%             5.25%              5.25%            5.25%
purchases (as a percentage of offering price)(b)
--------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a               None              None               None             None
percentage of original purchase price or
redemption proceeds, whichever is lower) (c)
--------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on                   None              None               None             None
Dividend Reinvestments
--------------------------------------------------------------------------------------------------------------------------
Redemption Fee                                           None              None               None             None
--------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                             None              None               None             None
--------------------------------------------------------------------------------------------------------------------------
Maximum Account Fee                                      None              None               None             None
--------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that
are deducted from Fund assets) (d):
--------------------------------------------------------------------------------------------------------------------------
Management Fee (for asset allocation) (e)                0.60%             0.60%              0.60%            0.60%
--------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees(f)              None              None               None             None
--------------------------------------------------------------------------------------------------------------------------
Other Expenses (including transfer agency
fees)(g)
--------------------------------------------------------------------------------------------------------------------------
Underlying Fund Expenses (h)
--------------------------------------------------------------------------------------------------------------------------
Administration Fees                                         %                  %                   %              %
                                                            --                 --                 --             --
--------------------------------------------------------------------------------------------------------------------------

Total Other Expenses
--------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------------------------------------------------

                                                                               Class A Shares

                                                                       Mercury Life                       Mercury Life
                                                     Mercury Life        Strategy       Mercury Life        Strategy
                                                       Strategy        Growth  and        Strategy         Aggressive
                                                     Balanced Fund     Income Fund       Growth Fund       Growth Fund

Shareholder Fees (fees paid directly from
your investment):
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on                  5.25%              5.25%              5.25%          5.25%
purchases (as a percentage of offering price)(b)
-----------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a              None               None               None           None
percentage of original purchase price or
redemption proceeds, whichever is lower) (c)
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on                  None               None               None           None
Dividend Reinvestments
-----------------------------------------------------------------------------------------------------------------------
Redemption Fee                                          None               None               None           None
-----------------------------------------------------------------------------------------------------------------------
Exchange Fee                                            None               None               None           None
-----------------------------------------------------------------------------------------------------------------------
Maximum Account Fee                                     None               None               None           None
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that
are deducted from Fund assets) (d):
-----------------------------------------------------------------------------------------------------------------------
Management Fee (for asset allocation) (e)               0.60%              0.60%              0.60%          0.60%
-----------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees(f)             0.25%              0.25%              0.25%          0.25%
-----------------------------------------------------------------------------------------------------------------------
Other Expenses (including transfer agency
fees)(g)
-----------------------------------------------------------------------------------------------------------------------
Underlying Fund Expenses (h)
-----------------------------------------------------------------------------------------------------------------------
Administration Fees                                         %                  %                  %              %
                                                            --                 --                 --             --
-----------------------------------------------------------------------------------------------------------------------

Total Other Expenses
-----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
-----------------------------------------------------------------------------------------------------------------------

                                                                          Class B(a) Shares

                                                                   Mercury Life                         Mercury Life
                                                  Mercury Life      Strategy           Mercury Life       Strategy
                                                    Strategy       Growth and            Strategy        Aggressive
                                                 Balanced Fund     Income Fund         Growth Fund       Growth Fund
Shareholder Fees (fees paid directly from
your investment):
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on                None              None               None             None
purchases (as a percentage of offering price)
-----------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a            4.00%             4.00%              4.00%            4.00%
percentage of original purchase price or
redemption proceeds, whichever is lower)(c)
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on                None              None               None             None
Dividend Reinvestments
-----------------------------------------------------------------------------------------------------------------------
Redemption Fee                                        None              None               None             None
-----------------------------------------------------------------------------------------------------------------------
Exchange Fee                                          None              None               None             None
-----------------------------------------------------------------------------------------------------------------------
Maximum Account Fee                                   None              None               None             None
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that
are deducted from Fund assets) (d):
-----------------------------------------------------------------------------------------------------------------------
Management Fee (for asset allocation) (e)             0.60%             0.60%              0.60%            0.60%
-----------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees(f)           1.00%             1.00%              1.00%            1.00%
-----------------------------------------------------------------------------------------------------------------------
Other Expenses (including transfer agency
fees)(g)
-----------------------------------------------------------------------------------------------------------------------

Underlying Fund Expenses (h)
-----------------------------------------------------------------------------------------------------------------------

Administration Fees                                       %                 %                  %                %
                                                          --                --                 --               --
-----------------------------------------------------------------------------------------------------------------------

Total Other Expenses
-----------------------------------------------------------------------------------------------------------------------

Total Annual Fund Operating Expenses
-----------------------------------------------------------------------------------------------------------------------


                                                                            Class C Shares

                                                                    Mercury Life                         Mercury Life
                                                  Mercury Life        Strategy         Mercury Life        Strategy
                                                    Strategy          Growth and        Strategy          Aggressive
                                                 Balanced Fund       Income Fund       Growth Fund       Growth Fund
Shareholder Fees (fees paid directly from
your investment):
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on                None              None               None             None
purchases (as a percentage of offering price)
--------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a            1.00%             1.00%              1.00%            1.00%
percentage of original purchase price or
redemption proceeds, whichever is lower)(b)
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on                None              None               None             None
Dividend Reinvestments
--------------------------------------------------------------------------------------------------------------------
Redemption Fee                                        None              None               None             None
--------------------------------------------------------------------------------------------------------------------
Exchange Fee                                          None              None               None             None
--------------------------------------------------------------------------------------------------------------------
Maximum Account Fee                                   None              None               None             None
--------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that
are deducted from Fund assets) (d):
--------------------------------------------------------------------------------------------------------------------
Management Fee (for asset allocation) (e)             0.60%             0.60%              0.60%            0.60%
--------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees(f)           1.00%             1.00%              1.00%            1.00%
--------------------------------------------------------------------------------------------------------------------
Other Expenses (including transfer agency
fees)(g)
--------------------------------------------------------------------------------------------------------------------
Underlying Fund Expenses (h)
--------------------------------------------------------------------------------------------------------------------
Administration Fee                                        %                  %                  %               %
                                                          --                 --                 --              --
--------------------------------------------------------------------------------------------------------------------

Total Other Expenses
--------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------------------------------------------


(a) Class B shares automatically convert to Class A shares about eight years after you buy them and will no longer be subject to distribution fees.

(b) Some investors may qualify for reductions in the sales charge (load).

(c) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.

(d) In addition, certain securities dealers may charge a fee to process a purchase or sale of shares.

(e) The Investment Adviser provides accounting services to the Fund at its cost.

(f) The Funds call the "Service Fee" an "Account Maintenance Fee." Account Maintenance Fee is the term used elsewhere in this Prospectus and in all other materials. If you hold Class B or C shares for a long time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes. Class B and C shares pay a Distribution Fee of 0.75% and a Service (Account Maintenance) Fee of 0.25%. Class A shares pay only a Service (Account Maintenance) Fee of 0.25%.

(g) Based on estimated amounts for the current fiscal year. The Transfer Agent is an affiliate of the Investment Adviser. The Funds pay the Transfer Agent a fee for each shareholder account and reimburses it for out-of-pocket expenses. The fee ranges from $11.00 to $23.00 per account (depending on the level of services required), but is set at 0.10% for certain accounts that participate in certain fee-based programs.

(h) "Underlying Fund Expenses" for each Fund are based upon the projected initial allocation of each Fund's investment among the underlying funds and upon the actual total operating expenses of the underlying funds (including any current waivers and expense limitations of the underlying funds). Actual Underlying Fund Expenses incurred by each Fund may vary with changes in the allocation of each Fund's assets among the underlying funds and with other events that directly affect the expenses of the underlying funds.


Example

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that each Fund's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses if you did redeem your shares:
                ---


Class I Shares                                  1 Year              3 Years
--------------------------------------------------------------------------------
Mercury Life Strategy Balanced Fund
--------------------------------------------------------------------------------
Mercury Life Strategy Growth and Income Fund
--------------------------------------------------------------------------------
Mercury Life Strategy Aggressive Growth Fund
--------------------------------------------------------------------------------
Mercury Life Strategy Growth Fund
--------------------------------------------------------------------------------

Class A Shares                                  1 Year              3 Years
--------------------------------------------------------------------------------
Mercury Life Strategy Balanced Fund
--------------------------------------------------------------------------------
Mercury Life Strategy Growth and Income Fund
--------------------------------------------------------------------------------
Mercury Life Strategy Aggressive Growth Fund
--------------------------------------------------------------------------------
Mercury Life Strategy Growth Fund
--------------------------------------------------------------------------------

Class B Shares                                  1 Year              3 Years
--------------------------------------------------------------------------------
Mercury Life Strategy Balanced Fund
--------------------------------------------------------------------------------
Mercury Life Strategy Growth and Income Fund
--------------------------------------------------------------------------------
Mercury Life Strategy Aggressive Growth Fund
--------------------------------------------------------------------------------

Mercury Life Strategy Growth Fund
--------------------------------------------------------------------------------

Class C Shares                                  1 Year              3 Years
--------------------------------------------------------------------------------
Mercury Life Strategy Balanced Fund
--------------------------------------------------------------------------------
Mercury Life Strategy Growth and Income Fund
--------------------------------------------------------------------------------
Mercury Life Strategy Aggressive Growth Fund
--------------------------------------------------------------------------------
Mercury Life Strategy Growth Fund
--------------------------------------------------------------------------------

Expenses if you did not redeem your shares:
                -------


Class I Shares                                  1 Year              3 Years
--------------------------------------------------------------------------------
Mercury Life Strategy Balanced Fund
--------------------------------------------------------------------------------
Mercury Life Strategy Growth and Income Fund
--------------------------------------------------------------------------------
Mercury Life Strategy Aggressive Growth Fund
--------------------------------------------------------------------------------
Mercury Life Strategy Growth Fund
--------------------------------------------------------------------------------

Class A Shares                                  1 Year              3 Years
--------------------------------------------------------------------------------

Mercury Life Strategy Balanced Fund
--------------------------------------------------------------------------------
Mercury Life Strategy Growth and Income Fund
--------------------------------------------------------------------------------
Mercury Life Strategy Aggressive Growth Fund
--------------------------------------------------------------------------------
Mercury Life Strategy Growth Fund
--------------------------------------------------------------------------------

Class B Shares                                  1 Year              3 Years
--------------------------------------------------------------------------------
Mercury Life Strategy Balanced Fund
--------------------------------------------------------------------------------
Mercury Life Strategy Growth and Income Fund
--------------------------------------------------------------------------------
Mercury Life Strategy Aggressive Growth Fund
--------------------------------------------------------------------------------
Mercury Life Strategy Growth Fund
--------------------------------------------------------------------------------

Class C Shares                                  1 Year              3 Years
--------------------------------------------------------------------------------
Mercury Life Strategy Balanced Fund
--------------------------------------------------------------------------------
Mercury Life Strategy Growth and Income Fund
--------------------------------------------------------------------------------
Mercury Life Strategy Aggressive Growth Fund
--------------------------------------------------------------------------------

Mercury Life Strategy Growth Fund
--------------------------------------------------------------------------------

                               ABOUT THE DETAILS
                               -----------------

                             HOW THE FUNDS INVEST

General Investment Management Approach

Mercury Asset Management US, a division of Fund Asset Management, L.P., serves as Investment Adviser to the four asset allocation Life Strategy Funds. The Funds are intended for investors who prefer to have their asset allocation decisions made by professional money managers. As described above, each Fund seeks to achieve its objective by investing in a combination of underlying funds managed or distributed by the Investment Adviser or one of its affiliates, some that invest primarily in fixed-income securities and others that invest primarily in equity securities. In addition to investing in these underlying funds, the Investment Adviser may, for each Fund, invest in individual securities and other financial instruments, such as derivative instruments including options, futures and swaps in order to seek to reduce the effect of currency fluctuations on securities denominated in currencies other than the U.S. dollar held by underlying funds and to seek to gain exposure to certain markets or groups of securities that would otherwise be unavailable if the Funds were limited to investing in the underlying funds.

--------------------------------------------------------------------------------
About the Portfolio Management Team  - [to be provided by MLAM].
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
About the Investment Adviser - Mercury Asset Management US, a division of Fund Asset Management, L.P., is the Investment Adviser.
--------------------------------------------------------------------------------

An investor may choose to invest in one or more of the Funds based on individual investment goals, risk tolerance, and financial circumstances.

The Investment Adviser's Life Strategy Funds' Asset Allocation Investment Philosophy and Process

Each Fund starts with a strategic target allocation among various asset classes. The Investment Adviser may deviate from the strategic target allocation based on its evaluation of the relative attractiveness of various asset classes in light of the Fund's investment objective and prevailing economic conditions (except for the Mercury Life Strategy Aggressive Growth Fund which will not deviate from its strategic target allocation and will invest, under normal circumstances, 100% of its assets in the equity asset class). The allocation process seeks to add value by overweighting attractive markets and underweighting unattractive markets. The Investment Adviser's risk control process seeks to balance the amount any asset class can be overweighted against the amount of risk added by that deviation from the strategic target allocation. Finally, the Investment Adviser may seek to further adjust a Fund's allocation by investing in individual securities and in other financial instruments such as derivative instruments in order to gain exposure to certain additional markets or groups of securities and to hedge currency risk.

Description of the Underlying Funds

The following is a concise description of the investment objectives and strategies for each of the underlying funds that are available for investment by the Funds as of the date of this Prospectus. A Fund may invest in other underlying funds not listed below that may become available for investment in the future at the discretion of the Investment Adviser without shareholder approval. No offer is made in this Prospectus of any of the underlying funds. Additional information regarding the investment practices of each underlying fund is provided in the Statement of Additional Information.

--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index - composed primarily of dollar-denominated investment grade bonds of different types.
--------------------------------------------------------------------------------



Underlying Fund                                        Investment Objective
---------------------------------------------------------------------------------------------------------
Master Aggregate Bond Index                            to match the performance of the Lehman Brothers
Series of [Index] Master Series                        Aggregate Bond Index as closely as possible before
Trust                                                  the deduction of expenses
---------------------------------------------------------------------------------------------------------
Master [Quantitative] Large Cap                        primarily to provide long-term growth of capital,
Series of [Index] Master Series                        and secondarily to provide dividend income
Trust
---------------------------------------------------------------------------------------------------------
Master [Quantitative] Large Cap                        primarily to provide long-term growth of capital,
Value Series of [Index] Master                         and secondarily to provide dividend income
Series Trust
---------------------------------------------------------------------------------------------------------
Master [Quantitative] Large Cap                        to provide long-term growth of capital
Growth Series of [Index] Master
Series Trust
---------------------------------------------------------------------------------------------------------
Master [Quantitative] Mid Cap                          to provide long-term growth of capital
Series of [Index] Master Series
Trust
---------------------------------------------------------------------------------------------------------
Master [Quantitative] Small Cap                        to provide long-term growth of capital
Series of [Index] Master Series
Trust
---------------------------------------------------------------------------------------------------------
Master [Quantitative] International                    primarily to provide long-term growth of capital,
Series of [Index] Master Series                        and secondarily to provide dividend income
Trust
---------------------------------------------------------------------------------------------------------

The Master Aggregate Bond Index Series will normally invest in a sample of the bonds included in the Lehman Brothers Aggregate Bond Index, or in a sample of bonds not included in the index but correlated with bonds that are in the index, as well as derivative instruments based on the fund's investment adviser's optimization process. This optimization process is a statistical sampling technique that aims to create a portfolio that will match approximately the performance of the Lehman Brothers Aggregate Bond Index with less transaction costs than would be incurred through full replication.

The investment strategy for each of the underlying ["Quantitative"] funds listed above (except the Master [Quantitative] International Series) is to invest, under normal circumstances, at least 65% of its total assets in equity securities of U.S. issuers, including foreign issuers that are traded in the United States. The Master [Quantitative] International Series will invest, under normal circumstances, at least 65% of its total assets in equity securities of companies whose primary trading markets are located outside of the United States.

The Investment Adviser seeks to maximize each underlying fund's expected return by constructing a portfolio of investments that have risk and style characteristics similar to those of a particular market segment. The Investment Adviser principally will use two strategies for selection of investments for each underlying fund. The primary strategy involves the evaluation and selection of stocks based on fundamental measures, such as

     .    earnings (surprises and analysts' revisions)
     .    momentum (price and earnings)
     . valuation (enterprise value, price versus cash flows, and dividend discount models)

For each underlying fund, the Investment Adviser will emphasize identifying and purchasing those stocks that it believes are priced most attractively and which appear to present good opportunities for gain, based on its fundamental research.

Secondarily, the Investment Adviser will use portfolio construction techniques that seek to maintain a disciplined and style controlled strategy for each underlying fund. This means that the Investment Adviser will seek to identify and purchase stocks that help to build a portfolio that is representative of each underlying fund's respective market segment. The Investment Adviser will employ fundamental research and portfolio construction techniques together in order to seek underlying fund performance that exceeds that of the particular market segment.

-------------------------------------------------------------------------------
Index - an index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.
-------------------------------------------------------------------------------
Warrant - a security that entitles the holder to buy a proportionate amount of common stock at a specified price within a specified time period.

Convertible bonds - bonds that are exchangeable for a fixed number of other securities (usually common stock) at a set price or formula.
--------------------------------------------------------------------------------

In addition, to achieve further efficiencies in, and/or add value to, an underlying fund, each underlying fund will also invest in derivative instruments that it believes may serve as substitutes for individual securities in an attempt to broadly represent a particular market or market segment. The derivative instruments in which each Fund may invest include the purchase and writing of options on securities indices, the writing of covered call options on stocks or derivative instruments correlated with an index or components of the index rather than securities represented in the index. Each Fund will normally invest a substantial portion of its assets in options and futures contracts correlated with an index representing the Fund's particular market segment. Derivatives allow the Funds to increase exposure to the index quickly and at less cost than buying or selling stocks. Each Fund will invest in options, futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. Each Fund will also invest in derivatives whenever the Investment Adviser believes a derivative (including futures, total return index swaps, options, warrants and convertible bonds) presents price or return characteristics superior to those of stocks represented in the index. The underlying Master [Quantitative] International Series fund will use futures as an efficient and less costly way of emphasizing or de-emphasizing investment in particular countries represented in its market segment. The underlying funds will consider derivatives that provide exposure to equity indices of individual stocks to be equity securities for purposes of the percentages described above.

--------------------------------------------------------------------------------
Short sale - sale of a security or commodity futures contract not owned by the seller; a technique used to take advantage of an anticipated decline in price.
--------------------------------------------------------------------------------

Each underlying fund may engage in certain types of investment transactions, including short-term trading opportunities, that seek to profit from differences in price when the same (or a similar) security, currency or commodity is traded in two or more markets. For example, the underlying funds may attempt to exploit discrepancies between (i) the value of a futures contract (such as an S & P 500 futures contract) or other derivatives and the value of a particular index, (ii) the implied value of an option embedded in a convertible bond and the actual value of the option, (iii) the value of different share classes of a company or in a single share class listed on more than one exchange, and (iv) the value of the stock of a company subject to an announced but not yet completed Merger, takeover or other significant corporate event and the expected value of the stock upon completion of such event. Each underlying fund may also enter into short sales of various types of securities and financial instruments, including securities and financial instruments not represented in an index correlating with the underlying fund's particular market segment, in connection with such transactions.

It is expected that each Fund will normally allocate a significant portion of its equity allocation among the following underlying funds

     .    Master [Quantitative] Large Cap Series
     .    Master [Quantitative] Large Cap Value Series
     .    Master [Quantitative] Large Cap Growth Series
     .    Master [Quantitative] Mid Cap Series
     .    Master [Quantitative] Small Cap Series and
     .    Master [Quantitative] International Series.

and a significant portion of its fixed income allocation to Master Aggregate Bond Index Series.

A Fund's investment in an underlying fund may, and in some cases is expected to, exceed 25% of the Fund's total assets.

The particular underlying funds in which each Fund may invest, the target strategic allocation and allocation ranges, and the investment policies of each underlying fund may be changed from time to time without shareholder approval.

Each Fund's investment objective and all policies not specifically designated as fundamental in this Prospectus or the Statement of Additional Information are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs.

Each Fund will normally invest almost all of its assets as described above. The Fund may, however, invest in short-term instruments, such as money market securities and repurchase agreements, to meet redemptions. The Funds may also invest in short-term instruments, fixed-income securities or buy or sell derivatives when a Fund believes it is advisable to do so for temporary defensive purposes. Short-term investments and temporary defensive positions may limit the potential for growth in the value of your shares and/or may reduce the level of current income.

A Fund may purchase or sell securities to: (a) accommodate purchases and sales of its shares; (b) change the percentages of its assets invested in each of the underlying funds in response to economic or market conditions; and (c) maintain or modify the allocation of its assets among the underlying funds within the percentage ranges described above.

                               INVESTMENT RISKS

This section contains a summary discussion of the general risks that apply to the underlying funds, and thus indirectly to the Funds. It also describes risks that apply directly to the Funds. As with any mutual fund, there can be no guarantee that a Fund will meet its goals, or that a Fund's performance will be positive over any period of time.

Risks that Apply to the Fund

Correlation with Similar Funds Risk

The investment objectives and policies of the Funds are similar to the investment objectives and policies of other mutual funds that the Investment Adviser and its affiliates manages. Although the objectives and policies may be similar, the investment results of each Fund may be higher or lower than the results of such other mutual funds. The Investment Adviser cannot guarantee, and makes no representation, that the investment results of similar funds will be comparable even though the funds have the same investment adviser.

Non-Diversification Risk

Each Fund is a non-diversified fund, which means that it invests more of its assets in fewer companies than if it were a diversified fund. By concentrating in a smaller number of investments, a Fund's risk is increased because each investment has a greater effect on the Fund's performance. This helps a Fund's performance when its investments are successful, but also hurts a Fund's performance when its investments are unsuccessful. However, while the Funds are technically non-diversified because the majority of their assets are invested in a small number of securities (generally, the underlying funds) the Funds will have a diverse exposure to the market because the underlying funds invest in, or allow for exposure to, a large number of securities.

Risks that Apply to Both the Underlying Funds and the Funds

These risks apply to each Fund and to some or all of the underlying funds. In the section below, the term "Fund" refers to both the Mercury Life Strategy Series Funds and the underlying funds.

Stock Market Risk

Stock market risk is the risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably.

Selection Risk

Selection risk for the underlying funds is the risk that investments that management selects may perform differently from securities in the particular market segment overall.

Selection risk for the Funds is the risk that the investments (including in the underlying funds) that Investment Adviser selects will underperform the stock or bond market or other funds with similar investment objectives and investment strategies.
--------------------------------------------------------------------------------
Forwards - private contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time.
--------------------------------------------------------------------------------
Options on futures - an option where the underlying asset is a futures contract.
--------------------------------------------------------------------------------
Indexed securities - debt obligations that return a variable amount of principal or interest based on the value of an index at a specified time.
--------------------------------------------------------------------------------

Derivatives

Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. A Fund may use a variety of derivative instruments including: futures, forwards and options, options on futures, swaps and indexed securities.

Derivatives are volatile and involve significant risks, which may include:

          Leverage risk -- the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

          Credit risk -- the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.

          Currency risk -- the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

          Liquidity risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

A Fund may use derivatives for anticipatory hedging and for non-hedging purposes. Anticipatory hedging is a strategy in which a Fund uses a derivative to offset the risk that securities in which the Fund intends to invest will increase in value before the Fund has an opportunity to purchase them. An underlying fund may use derivatives for anticipatory hedging in order to gain exposure efficiently to its market segment in the event the Fund receives cash inflows. Each Fund may also use derivatives in connection with the investment strategy that seeks to profit from differences in price when the same (or a similar) security, currency or commodity is traded in two or more markets.

Borrowing and Leverage

A Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Fund's shares and the yield on a Fund's investments. Borrowing will cost a Fund interest expense and other fees. These costs may reduce the Fund's return.

Certain securities that a Fund buys may create leverage, including, for example, derivative securities. Like borrowing, these investments may increase a Fund's exposure to risk.

Securities Lending

A Fund may lend securities to financial institutions that provide cash or government securities as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and the value of the collateral falls. These events could trigger adverse tax consequences to a Fund.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If a Fund buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value.

Restricted Securities

Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that a Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. A Fund may get only limited information about the issuer, so may be less able to predict a loss. In addition, if Fund management or the Investment Adviser receives material adverse non-public information about the issuer, a Fund will not be able to sell the security.

Rule 144A Securities

Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market but carry the risk that the active trading market may not continue.

Short Sales

A Fund may borrow the security sold short to make delivery to the buyer. The Fund must then replace the security it has borrowed. If the price of a security sold short goes up between the time of the short sale and the time the Fund must deliver the security to the lender, the Fund will incur a loss. The Fund must also pay the lender any interest accrued during the period of the loan.

Correlation Risk

Each Fund may purchase an asset and concurrently sell that asset in a different market, or sell a related asset, in order to capture small price discrepancies between markets or related assets. This strategy involving related assets carries the risk that the value of the related assets will not track or affect each other in the manner anticipated by the Investment Adviser. This strategy generally assumes that the price of related assets will converge to some historic or quantitative relationship, and that price discrepancies from this relationship will disappear. In the event the price discrepancies do not disappear or widen, however, a Fund could lose money on a transaction.

Merger Transaction Risk

A Fund may buy stock of the target company in an announced merger transaction prior to the consummation of that transaction. In that circumstance, the Fund would expect to receive an amount (whether in cash, stock of the acquiring company or a combination of both) in excess of the purchase price paid by the Fund for the target company's stock. This strategy is subject to the risk that the merger transaction may be canceled, delayed or restructured in which case the Fund's holding of the target company's stock may not result in any profit for the Fund and may lose significant value.

Risks that Apply to the Underlying Funds

These risks apply to some or all of the underlying funds.

Interest Rate Risk

Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The underlying funds can hold bonds of any maturity. As a result, if an underlying fund invests a large amount in long-term bonds, the underlying fund's value could change significantly in response to a relatively small change in interest rates. Stripped securities may be highly sensitive to changes in interest rates.

Credit Risk

Credit risk is the risk that the issuer will be unable to pay interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Event Risk

Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and market value of a company's bonds may decline significantly.

Small Cap Risk

Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the underlying funds' investment in a small cap company may lose substantial value.

Small cap securities generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Investing in small caps securities requires a long-term view.

When selling a large quantity of a particular stock, the underlying fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

Volatility

Stocks of small and medium sized companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Foreign Government Debt

The underlying funds may invest in debt securities issued or guaranteed by foreign governments (including foreign states, provinces and municipalities) or their agencies. Investments in these securities subject an underlying fund to the risk that a government entity may delay or refuse to pay interest or repay principal on its debt for various reasons, including cash flow problems, insufficient foreign currency reserves, political considerations, or the relative size of its debt position to its economy. If a government entity defaults, it may ask for more time in which to pay or for further loans. There may be no bankruptcy proceeding that the underlying fund can use to collect payments on debt securities that a government entity has not repaid.

Foreign Market Risk

Foreign security investment involves special risks not present in U.S. investments that can increase the chances that an underlying fund will lose money. In particular, an underlying fund is subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be difficult for the underlying fund to buy and sell certain securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States.

Foreign Economy Risk

The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the underlying funds' ability to purchase or sell foreign securities or transfer the underlying funds' assets or income back into the United States, or otherwise adversely affect the underlying funds' operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

Governmental Supervision and Regulation/Accounting Standards

Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Other countries may not have laws to protect investors the way that the United States' securities laws do. For example, some foreign countries may have no laws or rules against insider trading (this is when a person buys or sells a company's securities based on "inside" non-public information about that company). Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as United States accounting standards, it may be harder for the underlying funds' portfolio manager to completely and accurately determine a company's financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the underlying fund can earn on its investments.

Certain Risks of Holding Fund Assets Outside the United States

The Master [Quantitative] International Series generally holds the foreign securities and cash in which it invests outside the United States in foreign banks and securities depositories. Certain of these foreign banks and securities depositories may be recently organized or new to the foreign custody business and/or may have operations subject to limited or no regulatory oversight. Also, the laws of some countries may put limits on the Master [Quantitative] International Series' ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is likely to be more expensive for the Fund to buy, sell, and hold securities in some foreign markets than in the United States market due to higher brokerage, transaction, custody and/or other costs. The increased expense to invest in foreign markets reduces the amount the Master [Quantitative] International Series can earn on its investments and typically results in a higher operating expense ratio for it than for investment companies invested only in the United States.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for an underlying fund to carry out transactions. If the underlying fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and some of its assets may be uninvested for some period. If the underlying fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special United States tax considerations may apply.

European Economic and Monetary Union ("EMU")

Certain European countries have entered into EMU in an effort to, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these countries. EMU established a single European currency (the "euro"), which was introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) were redenominated in the euro, and are listed, trade and make dividend and other payments only in euros. Although EMU is generally expected to have a beneficial effect, it could negatively affect the underlying funds in a number of situations, including as follows:

          . If the transition to euro, or EMU as a whole, does not proceed as planned, the underlying fund's investments could be adversely affected. For example, sharp currency fluctuations, exchange rate volatility and other disruptions of the markets could occur.

          . Withdrawal from EMU by a participating country could also have a negative effect on the underlying fund's investments, for example if securities redenominated in euros are transferred back into that country's national currency.


When Issued Securities, Delayed Delivery Securities and Forward Commitments

When issued and delayed delivery securities and forward commitments involve the risk that the security the underlying funds buy will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs the underlying funds lose both the investment opportunity for the assets they have set aside to pay for the security and any gain in the security's price.

Mortgage-Backed Securities

Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and the underlying fund has to invest the proceeds in securities with lower yields. This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as "extension risk."

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other debt securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. Stripped mortgage-backed securities may be highly sensitive to changes in interest rates and rates of prepayment.

Convertible Securities

Convertible securities, including bonds and preferred stock, are convertible into common stock. As a result of the conversion feature, the interest or dividend rate on a convertible security is generally less than would be the case if the security were not convertible. The value of a convertible security will be affected both by its stated interest or dividend rate and the value of the underlying common stock. Therefore, its value will be affected by the factors that affect both debt securities (such as interest rates) and equity securities (such as stock market movements generally). Some convertible securities might require the underlying fund to sell the securities back to the issuer or a third party at a time that is disadvantageous to the underlying fund.

Dollar Rolls

Dollar Rolls involve the risk that the market value of the securities that the underlying funds are committed to buy may decline below the price of the securities the underlying funds have sold. These transactions may involve leverage. The underlying funds will engage in dollar rolls to enhance return and not for the purpose of borrowing.

Standby Commitment Agreements

Standby commitment agreements involve the risk that the value of the security on the delivery date may be less than its purchase price.

STATEMENT OF ADDITIONAL INFORMATION

If you would like further information about the Fund or the underlying funds, including additional details about how they invest, please see the Statement of Additional Information.


                                ACCOUNT CHOICES
                                ---------------

                               PRICING OF SHARES

Each Fund offers four classes of shares, each with its own sales charge and expense structure allowing you to invest in the way that best suits your needs. Each share class of a Fund represents an ownership interest in the same investment portfolio. The class of shares you should choose will be affected by the size of your investment and how long you plan to hold your shares. Your financial consultant can help you determine which pricing option is best suited to your personal financial goals.

For example, if you select Class I or A shares of a Fund, you generally pay a sales charge at the time of purchase. If you buy Class A shares, you also pay an ongoing account maintenance fee of 0.25%. You may be eligible for a sales charge waiver.

If you select Class B or C shares of a Fund, you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. In addition, you may be subject to a deferred sales charge when you sell Class B or C shares.

Each Fund's shares are distributed by Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc.

To better understand the pricing of each Fund's shares, we have summarized the information below:

                                Class I                 Class A                 Class B                Class C
---------------------------------------------------------------------------------------------------------------------
Availability?            Limited to certain      Generally available     Generally available    Generally available
                         investors including:    through selected        through selected       through selected
                         .  Current Class I      securities dealers.     securities dealers.    securities dealers.
                            shareholders
                         .  Certain
                            Retirement Plans
                         .  Participants of
                            certain sponsored
                            programs
                         .  Certain affiliates
                            of selected
                            securities dealers
---------------------------------------------------------------------------------------------------------------------
Initial Sales Charge?    Yes.  Payable at time   Yes.  Payable at time   No.  Entire purchase   No.  Entire purchase
                         of purchase.  Lower     of purchase.  Lower     price is invested in   price is invested in
                         sales charges           sales charges           shares of the Fund.    shares of the Fund.
                         available for certain   available for certain
                         larger investments.     larger investments.
---------------------------------------------------------------------------------------------------------------------
Deferred Sales           No.  (May be            No.  (May be            Yes.  Payable if you   Yes.  Payable if you
 Charge?                 charged for             charged for             redeem within six      redeem within one
                         purchases over $1       purchases over $1       years of purchase.     year of purchase.
                         million that are        million that are
                         redeemed within one     redeemed within one
                         year.)                  year.)
---------------------------------------------------------------------------------------------------------------------


Account                  No.                     0.25% Account           0.25% Account          0.25% Account
Maintenance and                                  Maintenance Fee.        Maintenance Fee.       Maintenance Fee.
Distribution Fees?                               No Distribution Fee.    0.75% Distribution     0.75% Distribution
                                                                         Fee.                   Fee.

---------------------------------------------------------------------------------------------------------------------
Conversion to            No.                     Not applicable.         Yes, automatically     No.
Class A shares?                                                          after approximately
                                                                         8 years.

---------------------------------------------------------------------------------------------------------------------

Class I and A Shares -- Initial Sales Charge Options
The public offering price of Class I and Class A shares during the subscription period is $10.00 per share. If you select Class I or A shares, you will pay a sales charge at the time of purchase (whether during or after the subscription period) as shown in the following table. During the subscription period, securities dealers will receive compensation equal to the entire sales charge (and therefore, may be deemed to be underwriters). After the subscription period, the dealer compensation will be as shown in the last column.


Your Investment                         As a % of     As a % of Your       Dealer
                                     Offering Price    Investment*      Compensation
                                                                          as a % of
                                                                       Offering Price
Less than $25,000                         5.25%            5.54%            5.00%
$25,000 but less than $50,000             4.75%            4.99%            4.50%
$50,000 but less than $100,000            4.00%            4.17%            3.75%
$100,000 but less than $250,000           3.00%            3.09%            2.75%
$250,000 but less than $1,000,000         2.00%            2.04%            1.80%
$1,000,000 and over**                     0.00%            0.00%            0.00%

* Rounded to the nearest one-hundredth percent.

** If you invest $1,000,000 or more in Class I or A shares of a Fund, you may not pay an initial sales charge. However, if you redeem your shares within one year after purchase, you may be charged a deferred sales charge. This charge is 1% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. A sales charge of 0.75% will be charged on purchases of $1,000,000 or more of Class I and A shares by certain employer sponsored retirement or savings plans.

No initial sales charge applies to Class I or Class A shares of a Fund that you buy through reinvestment of dividends.

--------------------------------------------------------------------------------
Right of Accumulation - permits you to pay the sales charge applicable to the cost or value (whichever is higher) of all shares you own in the Mercury mutual funds.
--------------------------------------------------------------------------------
Letter of Intent - permits you to pay the sales charge that would be applicable if you add up all shares of Mercury mutual funds that you agree to buy within a 13 month period. Certain restrictions apply.
--------------------------------------------------------------------------------

A reduced or waived sales charge on a purchase of Class I or A shares of a Fund may apply for:

  -       Purchases under a Right of Accumulation or Letter of Intent.

  - Certain trusts managed by banks, thrifts or trust companies including those affiliated with Mercury or its affiliates.

  -       Certain employer-sponsored retirement or savings plans.

  - Certain investors, including directors or trustees of mutual funds sponsored by Mercury or its affiliates, employees of Mercury and its affiliates and employees of selected dealers.

  -       Certain fee-based programs managed by Mercury or its affiliates.

  - Certain fee-based programs managed by selected dealers that have an agreement with Mercury.

  - Purchases through certain financial advisers that meet and adhere to standards established by Mercury.

  - Purchases through certain accounts on which Mercury or an affiliate exercises investment discretion.

Only certain investors are eligible to buy Class I shares, including existing Class I shareholders of the Fund, certain retirement plans and participants in certain programs sponsored by Mercury or its affiliates. Your financial consultant can help you determine whether you are eligible to buy Class I shares or to participate in any of these programs.

If you decide to buy shares of a Fund under the initial sales charge alternative and you are eligible to buy both Class I and Class A shares, you should buy Class I shares since Class A shares are subject to a 0.25% account maintenance fee, while Class I shares are not.

If you redeem Class I or Class A shares of a Fund and within 30 days buy new shares of the same class of the same Fund, you will not pay a sales charge on the new purchase amount. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact your financial consultant or a Fund's Transfer Agent at 1-888-763-2260.

Class B and C Shares -- Deferred Sales Charge Options

If you select Class B or Class C shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Class B shares within six years after purchase or Class C shares within one year after purchase, you may be required to pay a deferred sales charge. You will also pay distribution fees of 0.75% and account maintenance fees of 0.25% each year under a distribution plan that each Fund has adopted under Rule 12b-1 under the Investment Company Act of 1940. The Distributor uses the money that it receives from the deferred sales charge and the distribution fees to cover the costs of marketing, advertising and compensating the financial consultant or other dealer who assists you in your decision to purchase Fund shares.

Class B Shares

If you redeem Class B shares of a Fund within six years after purchase, you may be charged a deferred sales charge. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedule:


                     Year Since Purchase                Sales Charge*
                     -----------------------------------------------
                        0 - 1                               4.00%
                     -----------------------------------------------
                        1 - 2                               4.00%
                     -----------------------------------------------
                        2 - 3                               3.00%
                     -----------------------------------------------
                        3 - 4                               3.00%
                     -----------------------------------------------
                        4 - 5                               2.00%
                     -----------------------------------------------
                        5 - 6                               1.00%
                     -----------------------------------------------
                        6 and after                         0.00%
                     -----------------------------------------------


* The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired by dividend or capital gain reinvestment are not subject to a deferred sales charge. Mercury funds may not all have identical deferred sales charge schedules. In the event of an exchange for the shares of another Mercury fund, the higher charge, if any, would apply.

The deferred sales charge relating to Class B shares may be reduced or waived in certain circumstances, such as:

  - Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution).

  - Redemption by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers.

  - Redemption in connection with participation in certain fee-based programs managed by Mercury or its affiliates.

  - Redemption in connection with participation in certain fee-based programs managed by selected dealers that have agreements with Mercury.

  - Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year after death or disability or, if later, reasonably promptly following completion of probate, or in connection with involuntary termination of an account in which Fund shares are held (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution).

  - Withdrawal through the Systematic Withdrawal Plan of up to 10% per year of your account value at the time the plan is established.

Your Class B shares convert automatically into Class A shares of the same Fund approximately eight years after purchase. Any Class B shares received through reinvestment of dividends or distributions paid on converting shares will also convert at that time. Class A shares are subject to lower annual expenses than Class B shares. The conversion of Class B shares to Class A shares is not a taxable event for Federal income tax purposes.

Different conversion schedules may apply to Class B shares of different Mercury mutual funds. If you acquire your Class B shares in an exchange from another fund with a shorter conversion schedule, the Fund's eight year conversion schedule will apply. If you exchange your Class B shares in the Fund for Class B shares of a fund with a longer conversion schedule, the other fund's conversion schedule will apply. In any event, the length of time that you hold the original and exchanged Class B shares in both funds will count toward the conversion schedule.

The conversion schedule may be modified in certain other cases as well.

Class C Shares

If you redeem Class C shares of a Fund within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. You will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends. The deferred sales charge relating to Class C shares may be reduced or waived in connection with certain involuntary terminations of an account in which Fund shares are held and withdrawals through the Systematic Withdrawal Plan.

Class C shares do not offer a conversion privilege.

                HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES

The chart below summarizes how to buy, sell, transfer and exchange shares through certain securities dealers. You may also buy shares through the Transfer Agent. To learn more about buying shares through the Transfer Agent, call 1-888-763-2260. Because the selection of a mutual fund involves many considerations, your financial consultant may help you with this decision. None of the Funds issue share certificates.


If you want to            Your Choices                 Information Important for You to Know
--------------------------------------------------------------------------------------------------------
Buy shares                First, select the share      Please refer to the pricing of shares table on
                          class appropriate for you    page [__]. Be sure to read this Prospectus
                                                       carefully.
                   -------------------------------------------------------------------------------------
                          Next, determine the          The minimum initial investment for a Fund is
                          amount of your               $1,000 for all accounts except:
                          investment                   - $500 for certain fee-based programs
                                                       - $100 for retirement plans
                                                       (The minimums for initial investments may be
                                                       waived or reduced under certain circumstances.)
--------------------------------------------------------------------------------------------------------
                          Have your financial         The price of your shares is based on the next
                          consultant or securities    calculation of net asset value after your order is
                          dealer submit your          placed. Any purchase orders placed prior to the
                          purchase order              close of business on the New York Stock
                                                      Exchange (generally 4:00 p.m. Eastern time)
                                                      will be priced at the net asset value determined
                                                      that day.

                                                      Purchase orders received after that time will be
                                                      priced at the net asset value determined on the
                                                      next business day. A Fund may reject any order
                                                      to buy shares and may suspend the sale of shares
                                                      at any time. Certain securities dealers may
                                                      charge a fee to process a purchase. For example,
                                                      the fee charged by Merrill Lynch, Pierce, Fenner
                                                      & Smith Incorporated is currently $5.35. The
                                                      fees charged by other securities dealers may be
                                                      higher or lower.
                   -------------------------------------------------------------------------------------
                   Or contact the Transfer            Instead of purchasing through a financial
                   Agent                              consultant or securities dealer, you can purchase
                                                      shares of a Fund by calling the Transfer Agent to
                                                      request an application and mailing a purchase
                                                      order directly to the Transfer Agent at the
                                                      address on the inside back cover of this
                                                      Prospectus.
--------------------------------------------------------------------------------------------------------


If you want to            Your Choices                 Information Important for You to Know
-----------------------------------------------------------------------------------------------------------
Add to your               Purchase additional shares    The minimum investment for additional
investment                                              purchases is $100 for all accounts except:
                                                        - $50 for certain fee-based programs
                                                        - $1 for retirement plans

                                                        (The minimums for additional purchases may be
                                                        waived under certain circumstances.)
                 ------------------------------------------------------------------------------------------
                   Acquire additional shares            All dividends are automatically reinvested
                   through the automatic                without a sales charge.
                   dividend reinvestment
                   plan
                 ------------------------------------------------------------------------------------------
                   Participate in the                   You may automatically invest a specific amount
                   automatic investment                 in a Fund on a periodic basis through your
                   plan                                 securities dealer:
                                                        - The current minimum for such automatic
                                                        investments is $100.  The minimum may be
                                                        waived or revised under certain circumstances.
                 ------------------------------------------------------------------------------------------
Transfer shares    Transfer to a                        To transfer your shares of a Fund to another
 to another        participating securities             securities dealer, authorized dealer agreements
 securities        dealer                               must be in place between the Distributor and the
 dealer                                                 transferring securities dealer and the Distributor
                                                        and the receiving securities dealer. Certain
                                                        services may be available for the transferred
                                                        shares. All future trading of these shares must be
                                                        coordinated by the receiving securities dealer.
                 ------------------------------------------------------------------------------------------
                   Transfer to a non-                   You cannot transfer your shares of a Fund to a
                   participating securities             securities dealer that does not have an authorized
                   dealer                               dealer agreement with the Distributor. You must
                                                        either:
                                                        - Transfer your shares to an account with the
                                                        Transfer Agent; or
                                                        - Sell your shares, paying any applicable CDSC.
-----------------------------------------------------------------------------------------------------------
Sell your shares   Have your financial                  The price of your shares is based on the next
                   consultant or securities             calculation of net asset value after your order is
                   dealer submit your sales             placed. For your redemption request to be priced
                   order                                at the net asset value on the day of your request,



If you want to            Your Choices                 Information Important for You to Know
---------------------------------------------------------------------------------------------------------------
                                                        you must submit your request to your dealer
                                                        prior to that day's close of business on the
                                                        New York Stock Exchange (the New York Stock Exchange
                                                        generally closes at 4:00 p.m. Eastern time). Any
                                                        redemption request placed after that time will be
                                                        priced at the net asset value at the close of business
                                                        on the next business day. Dealers must submit redemption
                                                        requests to a Fund not more than thirty minutes after
                                                        the close of business on the New York Stock Exchange
                                                        on the day the request was received.

                                                        Certain securities dealers may charge a fee to
                                                        process a sale of shares. For example, the fee
                                                        charged by Merrill Lynch, Pierce, Fenner &
                                                        Smith Incorporated is currently $5.35. The fees
                                                        charged by other securities dealers may be
                                                        higher or lower.

                                                        A Fund may reject an order to sell shares under
                                                        certain circumstances.
                 ----------------------------------------------------------------------------------------------
                   Sell through the Transfer            You may sell shares held at the Transfer Agent
                   Agent                                by writing to the Transfer Agent at the address
                                                        on the inside back cover of this Prospectus. All
                                                        shareholders on the account must sign the letter
                                                        and signatures must be guaranteed. Depending
                                                        on the type of account and/or type of
                                                        distribution, certain additional documentation
                                                        may be required. The Transfer Agent will
                                                        normally mail sale proceeds within seven days
                                                        following receipt of a properly completed
                                                        request. If you make a sales order request before
                                                        the Fund has collected payment for the purchase
                                                        of shares, the Fund or the Transfer Agent may
                                                        delay mailing your proceeds. This delay usually
                                                        will not exceed ten days.
---------------------------------------------------------------------------------------------------------------


If you want to            Your Choices                 Information Important for You to Know
--------------------------------------------------------------------------------------------------------------
Sell shares               Participate in a Fund's      You can generally arrange through your selected
systematically            Systematic Withdrawal        dealer for systematic sales of shares of a fixed
                          Program                      dollar amount on a monthly, bi-monthly,
                                                       quarterly, semi-annual or annual basis, subject to
                                                       certain conditions. You must have dividends and
                                                       other distributions automatically reinvested. For
                                                       Class B and C shares your total annual
                                                       withdrawals cannot be more than 10% of the
                                                       value of your shares at the time the Plan is
                                                       established. The deferred sales charge is waived
                                                       for systematic sales of shares. Ask your financial
                                                       consultant for details.
--------------------------------------------------------------------------------------------------------------


If you want to            Your Choices                 Information Important for You to Know
--------------------------------------------------------------------------------------------------------------
Exchange your             Select the fund into         You can exchange your shares of a Fund for
shares                    which you want to            shares of other Mercury mutual funds or for
                          exchange.  Be sure to        shares of the Summit Cash Reserves Fund. You
                          read that fund's             must have held the shares used in the exchange
                          Prospectus.                  for at least 15 calendar days before you can
                                                       exchange to another fund.

                                                       Each class of a Fund's shares is generally
                                                       exchangeable for shares of the same class of
                                                       another Mercury fund. If you own Class I Shares
                                                       and wish to exchange into a fund in which you
                                                       have no Class I Shares and you are not eligible
                                                       to buy Class I Shares, you will exchange into
                                                       Class A Shares.  If you own Class I or Class A
                                                       shares and wish to exchange into Summit, you
                                                       will exchange into Class A shares of Summit.
                                                       Class B or Class C shares can be exchanged for
                                                       Class B shares of Summit.

                                                       Some of the Mercury mutual funds may impose
                                                       a different initial or deferred sales charge
                                                       schedule. If you exchange Class I or Class A
                                                       shares for shares of a fund with a higher initial
                                                       sales charge than you originally paid, you may
                                                       be charged the difference at the time of
                                                       exchange. If you exchange Class B or Class C
                                                       shares for shares of a fund with a different
                                                       deferred sales charge schedule, the higher
                                                       schedule will apply. The time you hold Class B
                                                       or Class C shares in both funds will count when
                                                       determining your holding period for calculating
                                                       a deferred sales charge at redemption. Your time
                                                       in both funds will also count when determining
                                                       the holding period for a conversion from Class B
                                                       to Class A shares.

                                                       Although there is currently no limit on the
                                                       number of exchanges that you can make, the
                                                       exchange privilege may be modified or
                                                       terminated at any time in the future.



                             HOW SHARES ARE PRICED

--------------------------------------------------------------------------------
Net Asset Value - the market value in U.S. dollars of a Fund's total assets after deducting liabilities, divided by the number of shares outstanding.
--------------------------------------------------------------------------------

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. Each Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, after the close of business on the Exchange (the Exchange generally closes at 4:00 p.m. Eastern time). The net asset value used in determining your price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by an underlying fund may trade on weekends or other days when the Funds do not price their shares. As a result, the underlying fund's net asset value and consequently, a Fund's net asset value may change on days when you will not be able to purchase or redeem the Fund's shares. If an event occurs after the close of a foreign exchange that is likely to significantly affect a Fund's net asset value, "fair value" pricing may be used. This means that the Funds may value an underlying fund's foreign holdings at prices other than their last closing price, and the Fund's net asset value will reflect this.

Generally, Class I shares will have the highest net asset value, because that class has the lowest expenses, and Class A shares will have a higher net asset value than Class B or Class C shares. Also, dividends paid on Class I and Class A shares will generally be higher than dividends paid on Class B and Class C shares because Class I and Class A shares have lower expenses.

                              FEE-BASED PROGRAMS

If you participate in certain fee-based programs offered by Mercury or an affiliate of Mercury, or by selected dealers that have an agreement with Mercury, you may be able to buy Class I shares at net asset value, including through exchange from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances.

You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and account maintenance fees. This may be a taxable event and you will pay any applicable sales charges.

If you leave one of these programs, your shares may be redeemed or automatically exchanged into another class of Fund shares or into Summit. The class you receive may be the class you originally owned when you entered the program, or in certain cases, a different class. If the exchange is into Class B shares, the period before conversion to Class A shares may be modified. Any redemption or exchange will be at net asset value. However, if you participate in the program for less than a specified period, you may be charged a fee in accordance with the terms of the program.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your financial consultant or your selected dealer.

                      DIVIDENDS, CAPITAL GAINS AND TAXES

--------------------------------------------------------------------------------
Dividends - ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.
--------------------------------------------------------------------------------
"Buying a dividend" - Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before a Fund pays a dividend or distribution. The reason? If you buy shares when a fund has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. Before investing you may want to consult your tax advisor.
--------------------------------------------------------------------------------

Each Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Dividends may be reinvested automatically in shares of the Fund at net asset value without a sales charge or may be taken in cash. If your account is with a securities dealer that has an agreement with the Fund, contact your financial consultant about which option you would like. If your account is with the Transfer Agent, and you would like to receive dividends in cash, contact the Transfer Agent.

You will pay tax on dividends from a Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, any gain on the transaction may be subject to tax. The Funds intend to make distributions that will either be taxed as ordinary income or capital gains. Capital gains dividends received by individuals are generally taxed at different rates than ordinary income dividends.

In any year when over 50% of the value of a Fund's assets consists of foreign securities at its fiscal year end, that Fund will intend to make an election that results in your being able to claim your share of foreign taxes paid by the Fund as a deduction or foreign tax credit on your personal income tax return. The amount of such taxes will also be reported to you as income from the Fund.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, each Fund must withhold 31% of your distributions and redemption proceeds if you have not provided a taxpayer identification number or social security number.

This section summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

                              THE MANAGEMENT TEAM
                              -------------------

                            MANAGEMENT OF THE FUNDS

Mercury Asset Management US, a division of Fund Asset Management, L.P., makes investments under the overall supervision of the Board of Directors, provides day-to-day advice as to each Fund's investment transactions, including determinations concerning changes to (a) the underlying funds in which the Funds may invest; and (b) the percentage range of assets of any Fund that may be invested in the underlying equity funds and the underlying fixed income funds as separate groups. The Investment Adviser has the responsibility for making all investment decisions for the Fund. Except as noted below, the Investment Adviser or its affiliates also serves as investment adviser to each underlying fund.

The senior investment professionals in the group that have managed the Funds' respective portfolios since the Funds started operations include:

Phillip Green is a Senior Vice President of the Funds and Portfolio Manager of
_______________.

Sidney Hoots is a Senior Vice President of the Funds and Portofolio Manager of
_______________.

Frank Salerno is a Senior Vice President of the Funds and the Portfolio Manager of ___________. Mr. Salerno joined the Investment Adviser and its affiliates in 1999. Prior to joining the Investment Adviser and its affiliates, Mr. Salerno was a Senior Portfolio Manager for quantitative products and index funds and Managing Director and Chief Investment Officer of Structured Investments at Bankers Trust Company. He joined Bankers Trust Company in 1981.

Mercury and its affiliates manage portfolios with over $[___] billion in assets (as of [_____ 1999]) for individuals and institutions seeking investments worldwide. This amount includes assets managed for its affiliates. The advisory agreement between the Fund and the Investment Adviser gives the Investment Adviser the responsibility for making all investment decisions.

The Investment Adviser is paid at the rate of [          ] of each Fund's
average daily net assets for asset allocation services.

In addition, each Fund, as a shareholder in the underlying funds, will indirectly bear a proportionate share of any investment advisory fees and other expenses paid by the underlying funds. Because of this, the expenses associated with investing in this type of Fund are generally higher than those for mutual funds that do not invest primarily in other underlying funds. The following chart shows the current annual fund operating expenses of Class A shares of each underlying fund in which the Funds may invest after applicable fee waivers and expense limitations. In addition, the following chart shows the contractual management fees payable to the Investment Adviser and its affiliates by the underlying funds and the actual current fee rate (in each case as an annualized percentage of a fund's average net assets). The actual current fee rate may increase under certain circumstances but will not be higher than the contractual management fee that is shown. Any increase in the actual fee rate would increase the operating expenses of the underlying funds.


                                                                          Annual
                                                Contractual    Actual      Fund
                                                 Management   Current   Operating
Underlying Fund                                     Fee       Fee Rate   Expenses
------------------------------------------------------------------------------------
Master Aggregate Bond Index Series                  0.06%       0.01
Master [Quantitative] Large Cap Series
Master [Quantitative] Large Cap Value Series
Master [Quantitative] Large Cap Growth Series
Master [Quantitative] mid Cap Series
Master [Quantitative] Small Cap Series
Master [Quantitative] International Series

A Note about Year 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the year 2000 from the year 1900 (commonly known as the "Year 2000 Problem"). The Funds could be adversely affected if the computer systems used by the Funds' management or other Fund service providers do not properly address this problem before January 1, 2000. Fund management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Fund's other service providers have told the administrator that they also expect to resolve the Year 2000 Problem, and the administrator will continue to monitor the situation as the year 2000 approaches. However, if the problem has not been fully addressed, the Fund could be negatively affected. The Year 2000 Problem could also have a negative impact on the companies in which the Fund invests. This negative impact may be greater for companies in foreign markets, since they may be less prepared for the Year 2000 Problem than domestic companies and markets. If the companies in which the Fund invests have Year 2000 Problems, the Fund's returns could be adversely affected.

FUNDS

Mercury Life Strategy Balanced Fund
Mercury Life Strategy Growth and Income Fund
Mercury Life Strategy Growth Fund
Mercury Life Strategy Aggressive Growth Fund of Mercury Life Strategies Series Fund, Inc.
P.O. Box 9011
Princeton, New Jersey
08543-9011
(888-763-2260)

INVESTMENT ADVISER

Mercury Asset Management US, a division of Fund Asset Management, L.P. 800 Scudders Mill Road
Plainsboro, New Jersey 08536

TRANSFER AGENT

Financial Data Services, Inc.
P.O. Box 44062
Jacksonville, Florida 32232-4062
(888-763-2260)

INDEPENDENT AUDITORS


DISTRIBUTOR

Mercury Funds Distributor,
a division of Princeton Funds Distributor, Inc.
P.O. Box 9081
Princeton, New Jersey 08543-9081

CUSTODIAN


COUNSEL

Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, New York 10022

                                 TO LEARN MORE
                                --------------

                              SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the relevant market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. You may obtain these reports at no cost by calling 1-888-763-2260.

If you hold your Fund shares through a brokerage account or directly at the Transfer Agent, you may receive only one copy of each shareholder report and certain other mailings regardless of the number of Fund accounts you have. If you prefer to receive separate shareholder reports for each account (or if you are receiving multiple copies and prefer to receive only one), call your financial consultant or, if none, write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and brokerage or mutual fund account number. If you have any questions, please call your financial consultant or the Transfer Agent at 1-888-763-2260.

                      STATEMENT OF ADDITIONAL INFORMATION

The Funds' Statement of Additional Information contains further information about the Funds and is incorporated by reference (legally considered to be part of this Prospectus). You may request a free copy by writing or calling the Funds at Financial Data Services, Inc., P.O. Box 44062, Jacksonville, Florida 32232-4062 or by calling 1-888-763-2260.

Contact your financial consultant or the Funds at the telephone number or address indicated on the inside back cover of this Prospectus if you have any questions.

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SEC's Internet Site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from the information contained in this Prospectus.


Investment Company Act File #811-09617.

CODE # [----]

(C) Mercury Asset Management US, a division of Fund Asset Management, L.P.

Prospectus

                      STATEMENT OF ADDITIONAL INFORMATION

                      Mercury Life Strategy Balanced Fund
                 Mercury Life Strategy Growth and Income Fund
                       Mercury Life Strategy Growth Fund
                 Mercury Life Strategy Aggressive Growth Fund
                  of Mercury Life Strategy Series Fund, Inc.

                P.O. Box 9011, Princeton, New Jersey 08543-9011
                           Phone No. (888) 763-2260

                        ------------------------

     Mercury Life Strategy Balanced Fund, Mercury Life Strategy Growth and Income Fund, Mercury Life Strategy Growth Fund and Mercury Life Strategy Aggressive Growth Fund (each a "Fund," and collectively the "Funds") are each separate series of Mercury Life Strategy Series Fund, Inc. (the "Corporation"). Each Fund is a separate non-diversified series of an open-end investment company (commonly known as a mutual fund). Each Fund seeks a different combination of long-term capital growth and income by investing in a mix of underlying funds managed or distributed by Mercury Asset Management US, a division of Fund Asset Management, L.P. ("Mercury" or the "Investment Adviser") or one of its affiliates (the "Underlying Funds"). In addition, each Fund may invest some of its assets directly in derivative instruments. There can be no assurance that the investment objective of a Fund will be achieved.

     Each Fund offers four classes of shares, each with a different combination of sales charges, ongoing fees and other features. This permits an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. The Funds' distributor is Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc. ("MFD" or the "Distributor").

                          ------------------------

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Corporation, dated [-----], 1999 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling the Funds at 888-763-2260 or your financial consultant, or by writing to the address listed above. The Prospectus is incorporated by reference to this Statement of Additional Information, and this Statement of Additional Information has been incorporated by reference to the Prospectus.

      Mercury Asset Management US, a division of Fund Asset Management,
                          L.P. -- Investment Adviser
                    Mercury Funds Distributor -- Distributor

                          ------------------------

The date of this Statement of Additional Information is [--], 1999.

                               Table of Contents
                               -----------------
                                                                         Page
                                                                         ----


INVESTMENT OBJECTIVES AND POLICIES......................................... 1
         Description of Other Investment Policies, Practices and Risks..... 2
         Risk Factors in Derivatives.......................................20
         Investment Restrictions...........................................21

MANAGEMENT OF THE FUND.....................................................23
         Directors and Officers............................................23
         Compensation of Directors.........................................25
         Management and Advisory Arrangements..............................26
         Code of Ethics....................................................28

PURCHASE OF SHARES.........................................................28
         Initial Sales Charge Alternatives -- Class I and Class A Shares...29
         Reduced Initial Sales Charges.....................................30
         Distribution Plans................................................32
         Limitations on the Payment of Deferred Sales Charges..............34

REDEMPTION OF SHARES.......................................................34
         Redemption........................................................35
         Repurchase........................................................36
         Reinstatement Privilege -- Class I and Class A Shares.............36
         Deferred Sales Charges -- Class B and Class C Shares..............36

PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................39

DETERMINATION OF NET ASSET VALUE...........................................41

SHAREHOLDER SERVICES.......................................................43
         Investment Account................................................43
         Automatic Investment Plan.........................................44
         Automatic Dividend Reinvestment Plan..............................44
         Systematic Withdrawal Plan........................................45
         Retirement Plans..................................................46

         Exchange Privilege................................................46
         Fee-Based Programs................................................48

DIVIDENDS AND TAXES........................................................48
         Dividends.........................................................48
         Taxes.............................................................49
         Tax Treatment of Options and Futures Transactions.................52
         Other Tax Matters.................................................52

PERFORMANCE DATA...........................................................53

GENERAL INFORMATION........................................................54
         Description of Shares.............................................54
         Computation of Offering Price Per Share...........................55
         Independent Auditors..............................................58
         Custodian.........................................................58
         Transfer Agent....................................................58
         Legal Counsel.....................................................58
         Reports to Shareholders...........................................58
         Additional Information............................................59

APPENDIX A.................................................................A-1

                       INVESTMENT OBJECTIVES AND POLICIES

     Each Fund is a separately managed, non-diversified mutual fund with its own investment objective and policies. Each Fund has been constructed as a "fund of funds," which means that it seeks to achieve its investment objective primarily through investments in a combination of Underlying Funds. In addition, each Fund may also invest some of its assets directly in individual securities and other financial instruments, such as derivative instruments.

     The table below lists the investment objective of each Fund

Fund                                                  Investment Objective
-------------------------------------------------------------------------------------
Mercury Life Strategy Balanced Fund        to provide a combination of current
                                           income and long-term capital growth
-------------------------------------------------------------------------------------
Mercury Life Strategy Growth and Income    to provide long-term capital growth and,
 Fund                                      secondarily, moderate income
-------------------------------------------------------------------------------------
Mercury Life Strategy Growth Fund          to provide long-term capital growth and,
                                           secondarily, some current income
-------------------------------------------------------------------------------------
Mercury Life Strategy Aggressive Growth    to provide long-term capital growth
 Fund
-------------------------------------------------------------------------------------

     The investment objective of each Fund is not a fundamental policy and may be changed without shareholder approval. In addition, the Board of Directors of the Corporation (the "Directors") may change, without shareholder approval, the particular Underlying Funds in which each Fund may invest, the equity/fixed-income targets and ranges and the investments in each Underlying Fund.
Reference is made to "How the Fund Invests" in the Prospectus for a discussion of the investment objective and policies of each Fund.

     The following description provides additional information regarding the Underlying Funds and the types of investments that the Underlying Funds and the Funds may make.

      Description of Other Investment Policies, Practices and Risks

     In this section, "Investment Objectives and Policies," the term "investment adviser" refers to the investment adviser of the Underlying Funds and Mercury, and the term "Fund" refers to the Funds and the Underlying Funds.

     Cash Management.  Generally, the investment adviser will employ futures and
     ---------------
options on futures to provide liquidity necessary to meet anticipated redemptions or for day-to-day operating purposes. However, if considered appropriate in the opinion of the investment adviser, a portion of the Funds' assets may be invested in certain types of instruments with remaining maturities of 397 days or less for liquidity purposes. Such instruments would consist of: (i) obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions ("U.S. Government Securities"); (ii) other fixed-income securities rated Aa or higher by Moody's or AA or higher by S&P or, if unrated, of comparable quality in the opinion of the investment adviser; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Funds invest in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper, bank obligations or other short-term obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the investment adviser.

     Dollar Rolls.  A Fund may enter into dollar rolls, in which Fund the will
     ------------
sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (the same type and coupon) securities on a specified future date from the same party. During the roll period, the Fund forgoes principal and interest paid on the securities sold. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

     Dollar rolls involve the risk that the market value of the securities subject to the Fund's forward purchase commitment may decline below the price of the securities the Fund has sold. In the event the buyer of the securities files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the current sale portion of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the similar securities in the forward transaction. Dollar rolls are speculative techniques which can be deemed to involve leverage. The Fund will establish a segregated account with its custodian in which it will maintain liquid securities in an aggregate amount equal to the amount of the forward commitment. The Fund will engage in dollar roll transactions to enhance return and not for the purpose of borrowing. Each dollar roll transaction is accounted for as a sale of a portfolio security and a subsequent purchase of a substantially similar security in the forward market.

     Short Sales.  In connection with the use of certain instruments based upon
     -----------
or consisting of one or more baskets of securities or instruments, the investment adviser may sell a security a Fund does not own, or in an amount greater than the Fund owns (i.e., make short sales). Such transactions will be used in an effort to adjust the exposure of the Fund to the target market. Generally, to complete a short sale transaction, a Fund will borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed. The price at the time of replacement may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security, the

Fund may be required to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the Fund replaces the borrowed security, it will (a) maintain in a segregated account with its custodian cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover its short position.

     Investment in Fixed-Income Securities.  Because a Fund may invest in fixed-
     -------------------------------------
income securities, the Fund will be subject to the general risks inherent in such securities, primarily interest rate risk, credit risk and prepayment risk.

     Interest rate risk is the potential for fluctuations in bond prices due to changing interest rates. As a rule bond prices vary inversely with interest rates. If interest rates rise, bond prices generally decline; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds generally fluctuate more in price than shorter-maturity bonds. To compensate investors for these larger fluctuations, longer-maturity bonds usually offer higher yields than shorter-maturity bonds, other factors, including credit quality, being equal. These basic principles of bond prices also apply to U.S. Government Securities. A security backed by the "full faith and credit" of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

     Credit risk is the possibility that an issuer of securities held by a Fund will be unable to make payments of either interest or principal or will be perceived to have a diminished capacity to make such payments in the future. The credit risk of a Fund is a function of the diversification and credit quality of its underlying securities.

     A Fund may also be exposed to event risk, which includes the possibility that fixed-income securities held by a Fund may suffer a substantial decline in credit quality and market value due to issuer restructurings. Certain restructurings such as mergers, leveraged buyouts, takeovers or similar events, are often financed by a significant expansion of corporate debt. As a result of the added debt burden, the credit quality and market value of a firm's existing debt securities may decline significantly. Other types of restructurings (such as corporate spinoffs or privatizations of governmental or agency borrowers or the termination of express or implied governmental credit support) may also result in decreased credit quality of a particular issuer.

     Prepayment risk is the possibility that the principal of the mortgage loans underlying mortgage-backed securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Fund may be required to reinvest assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the mortgage-backed securities held by a Fund may exhibit price characteristics of longer-term debt securities.

     The corporate substitution strategy used by a Fund may increase or decrease a Fund's exposure to the foregoing risks relative to those of the Aggregate Bond Index.

     Foreign Investment Risks
     ------------------------

     International Investing.  International investments involve certain risks
     -----------------------
not typically involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems and the existence or possible imposition of exchange controls or other U.S. or non-U.S. governmental laws or restrictions applicable to such investments. Securities prices in different countries are subject to different economic, financial and social factors. Because a Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments that could affect investments in those countries. In addition, certain non-U.S. investments may be subject to non-U.S. withholding taxes. As a result, management of a Fund may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country.

       For a number of years, certain European countries have been seeking economic unification that would, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these European countries. The Treaty on European Union (the "Maastricht Treaty") seeks to set out a framework for a European Economic and Monetary Union ("EMU") among the countries that comprise the European Union ("EU"). Among other things, EMU establishes a single common European currency (the "euro") that was introduced on January 1, 1999 and has replaced the existing national currencies of all EMU participants. The use of notes and coins of the relevant national currencies will be phased out by July 1, 2002. Upon implementation of EMU, certain securities issued in participating EU countries (beginning with government and corporate bonds) were or are being redenominated in the euro, and thereafter, will be listed, traded, and make dividend and other payments only in euros.

     No assurance can be given that EMU will continue to proceed as planned, that the changes planned for the EU can be successfully implemented, or that these changes will result in the economic and monetary unity and stability intended. There is a possibility that EMU will not be completed, or will be completed but then partially or completely unwound. Because any participating country may opt out of EMU within the first three years, it is also possible that a significant participant could choose to abandon EMU, which would diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of the participants' national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the European markets, an undermining of European economic stability, the collapse or slowdown of the drive toward European economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of EMU. Also, withdrawal from EMU by an initial participant could cause disruption of the financial markets as securities that have been redenominated in euros are transferred back into that country's national currency, particularly if the withdrawing country is a major economic power. Such developments could have an adverse impact on a Fund's investments in Europe generally or in specific countries participating in EMU. Gains or losses resulting from the euro conversion may be taxable to a Fund's shareholders under foreign or, in certain limited circumstances, U.S. tax laws.


Some of the securities held by a Fund will not be registered in the U.S. with the Commission nor will the issuers thereof be subject to the Commission's reporting requirements. Accordingly, there may be less publicly available information about a non-U.S. company than about a U.S. company, and non-U.S. companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those which U.S. companies are subject.

     Non-U.S. financial markets, while generally growing in trading volume, typically have substantially less volume than U.S. markets, and securities of many non-U.S. companies are less liquid and their prices more volatile than securities of comparable domestic companies. The non-U.S. markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in a Fund having additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon and could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Funds due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Brokerage commissions and other transaction costs on non-U.S. securities exchanges are generally higher than in the United States. In some countries, there is less governmental supervision and regulation of exchanges, brokers and issuers than there is in the United States.

     A number of countries have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the Investment Company Act of 1940, as amended (the "Investment Company Act"), a Fund may invest up to 10% of its total assets in securities of closed-end investment companies, not more than 5% of which may be invested in any one such company. This restriction on investments in securities of closed-end investment companies may limit opportunities for a Fund to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Fund acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in the Fund including investment advisory fees) and, indirectly, the expenses of such closed-end investment companies. A Fund also may seek, at its own cost, to create its own investment entities under the laws of certain countries.

     In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively-traded securities. The Investment Company Act limits an Underlying Fund's ability to invest in any equity security of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities" as defined by the rules thereunder. These provisions may restrict the Underlying Fund's investments in certain foreign banks and other financial institutions.

     A Fund may invest in a diverse array of countries. The securities markets of many countries have at times in the past moved relatively independently of one another due to different economic, financial, political and social factors. When such lack of correlation or negative correlation in movements of these securities markets occurs, it may reduce risk for the Fund's portfolio as a whole. This negative correlation also may offset unrealized gains the Fund has derived from movements in a particular market. To the extent the various markets move independently, total portfolio volatility is reduced when the various markets are combined into a single portfolio. Of course, movements in the various securities markets may be offset by changes in foreign currency exchange rates, where the different markets are denominated in different currencies. Exchange rates frequently move independently of securities markets in a particular country. As a result, gains in a particular securities market may be affected by changes in exchange rates.

     Investment in Emerging Markets.  The Funds have the ability to invest in
     ------------------------------
the securities of issuers domiciled in various countries with emerging capital markets. Specifically, an "emerging market country" is any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. A Fund may invest in countries with emerging capital markets in Eastern Europe.

     Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks not involved in investments in securities of issuers in more developed capital markets, such as
(i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other non-U.S. or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit the Fund's investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gain taxes on foreign investors.

     Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that these capital markets will continue to present viable investment opportunities for a Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such event, it is possible that a Fund could lose the entire value of its investments in the affected markets.

     Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the U.S., such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets and companies may be held by a limited number of persons. This may adversely affect the timing and pricing of a Fund's acquisition or disposal of securities.

     Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unrealiable.

     In Russia, for example, registrars are not subject to effective government supervision nor are they always independent from issuers. The possibility of fraud, negligence, undue influence being exerted by the issuers or refusal to recognize ownership exists, which along with other factors could result in the registration being completely lost. Therefore, investors should be aware that the Fund would absorb any loss resulting from these registration problems and may have no successful claim for compensation. Some of these concerns may also exist in other emerging capital markets.

     When-issued Securities and Forward Commitments.  A Fund may purchase or
     ----------------------------------------------
sell securities that it is entitled to receive on a when-issued basis. A Fund may also purchase or sell securities through a forward commitment. These transactions involve the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. A Fund enters into these transactions to obtain what is considered an advantageous price at the time of entering into the transaction. The Funds have not established any limit on the percentage of its assets that may be committed in connection with these transactions. When a Fund is purchasing securities in these transactions, it maintains a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other liquid securities in an amount equal to the amount of its purchase commitments.

      There can be no assurance that a security purchased on a when-issued basis will be issued, or a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the purchase price. The Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

     Illiquid or Restricted Securities. Each Fund may invest up to 15% of its
     ----------------------------------
net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of a Fund's assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund's operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.

     Each Fund may invest in securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "Securities Act"). Restricted securities may be sold in private placement transactions between the issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by a Fund or less than their fair market value.

     In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of a Fund's investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material nonpublic information which may restrict the Fund's ability to conduct portfolio transactions in such securities.

     144A Securities. For purposes of this section, the term "Board of Trustees"
     ---------------
 shall be deemed to mean both the Board of Directors of the Funds and the Board of Trustees of the Underlying Funds.

     Each Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. The Board of Trustees of the Funds has determined to treat as liquid Rule 144A securities that are either (i) freely tradable in their primary markets offshore or (ii) non-investment grade debt securities that the investment adviser determines are as liquid as publicly registered non-investment grade debt securities. The Board of Trustees of the Funds has adopted guidelines and delegated to the investment adviser the daily function of determining and monitoring liquidity of restricted securities. The Board of Trustees of the Funds however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the Board of Trustees of the Funds will carefully monitor the Funds' investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

     Standby Commitment Agreements. The Funds may enter into standby commitment
     -----------------------------
agreements. These agreements commit a Fund, for a stated period of time, to purchase a stated amount of fixed-income securities that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. The Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to the Fund. A Fund will not enter into a standby commitment with a remaining term in excess of 90 days and will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of all other illiquid securities, will not exceed 15% of its net assets taken at the time of the commitment. The Fund will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other liquid securities in an aggregate amount equal to the purchase price of the securities underlying the commitment.

     There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the

Underlying Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

     The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of the Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

     Repurchase Agreements. Each Fund may invest in securities pursuant to
     ----------------------
repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System, primary dealers in U.S. Government securities, or an affiliate thereof, or with other entities which the investment adviser of the Fund otherwise deems to be creditworthy. Under such agreements, the counterparty agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This insulates a Fund from fluctuations in the market value of the underlying security during such period. A Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days (together with other illiquid securities). Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. A Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by a Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default by the seller under such a repurchase agreement, instead of the contractual fixed rate of return, the rate of return to a Fund shall be dependent upon intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

     Convertible Securities.  Convertible securities entitle the holder to
     ----------------------
receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

     The characteristics of convertible securities include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in non-convertible form.

     In analyzing convertible securities, the investment adviser will consider both the yield on the convertible security and the potential capital appreciation that is offered by the underlying common stock.

     Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by a Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to a convertible security denominated in a currency different from that of the underlying equity security, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security.

     Apart from currency considerations, the value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price of the common stock the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.

     To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security.

     Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

     Warrants. A warrant gives a Fund the right to buy a quantity of stock. The
     --------
warrant specifies the amount of underlying stock, the purchase (or "exercise") price, and the date the warrant expires. A Fund has no obligation to exercise the warrant and buy the stock.

     A warrant has value only if the Fund exercises it before it expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

     Buying a warrant does not make the Fund a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investments in warrants may be more speculative than other equity-based investments.

     New Issues. Each Fund may purchase newly issued securities, sometimes with
     ----------
the intent of quickly selling such securities in the secondary market for an amount higher than the issue price ("Hot IPOs"). Newly issued securities lack established trading histories and may be issued by companies with limited operating histories. The Fund also would bear the risk of the security trading at a discount to the issue price.

     Securities Lending. Each Fund may lend securities with a value not
     -------------------
exceeding 33 1/3% of its total assets. In return, a Fund receives collateral in an amount equal to at least 100% of the current market value of the loaned securities in cash or securities issued or guaranteed by the U.S. Government. If cash collateral is received by a Fund, it is invested in short-term money market securities, and a portion of the yield received in respect of such investment is retained by the Fund. Alternatively, if securities are delivered to a Fund as collateral, the Fund and the borrower negotiate a rate for the loan premium to be received by the Fund for lending its portfolio securities. In either event, the total yield on a Fund's portfolio is increased by loans of its portfolio securities. A Fund may receive a flat fee for its loans. The loans are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. A Fund may pay reasonable finder's, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, a Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

     Borrowing and Leverage.  The use of leverage by a Fund creates an
     ----------------------
opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of a Fund's shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for a Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the investment adviser in its best judgment nevertheless may determine to maintain a Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

     Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the investment adviser from managing a Fund's portfolio in accordance with the Fund's investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

     To the extent allowed by law and as permitted by a Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, a Fund at times may borrow from affiliates of the investment adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

     Small Cap. An investment in smaller capitalization securities involves
     ---------
 greater risk than is customarily associated with funds that invest in more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. Because of these factors, investments in smaller capitalization securities shares may be suitable for investment by persons who can invest without concern for current income and who are in a financial position to assume above-average investment risk in search of above-average long-term reward.

     While investments in smaller capitalization securities may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller companies may involve greater risks and thus may be considered speculative. Full development of these companies and trends frequently takes time and, for this reason, any investment in smaller capitalization securities should be considered as a long-term investment and not as a vehicle for seeking short-term profits.

     The smaller capitalization securities in which the Funds invest will often be traded only in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by a Fund of portfolio securities, to meet redemptions or otherwise, may require the Fund to sell these securities at a discount from market prices.

     Equity securities of specific small cap issuers may present different opportunities for long-term capital appreciation during varying portions of economic or securities markets cycles, as well as during varying stages of their business development. The market valuation of small cap issuers tends to fluctuate during economic or market cycles, presenting attractive investment opportunities at various points during these cycles.

     Smaller companies, due to the size and kinds of markets that they serve, may be less susceptible than large companies to intervention from the Federal government by means of price controls, regulations or litigation.

     Mortgage Backed Securities.  With the exception of the Aggressive Growth
     --------------------------
Fund, the Funds may invest in mortgage backed securities. The value of mortgage backed securities, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage backed securities differ from traditional fixed income securities because of their potential for prepayment without penalty. The price paid by a Fund for its mortgage backed securities, the yield a Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that a Fund purchases mortgage backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short or intermediate term at the time of purchase into a long term security. Since long-term securities generally fluctuate more widely in response to changes in interest rates than shorter-term securities, maturity extension risk could increase the inherent volatility of a Fund. See "Investment in Fixed-Income Securities" and "Illiquid or Restricted Securities" above.

Strategies Involving Options, Futures, Swaps, Indexed Instruments and Foreign Exchange Transactions

Indexed Securities

     The Funds may invest in securities, futures or other instruments the potential return of which is based on the change in particular measurements of value or rate (an "index"). As an illustration, a Fund may invest in a debt security or total return swap that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject, in the case of a debt security to reduced or eliminated interest payments or loss of principal, or, in the case of a total return swap, substantial payments to the counterparty in the event of an adverse movement in the relevant index.

Options on Securities and Securities Indices

     Purchasing Options.  Each Fund is authorized to purchase put options on
     ------------------
securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund purchases a put option, in consideration for an upfront payment (the "option premium") the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Funds' risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

     Each Fund is also authorized to purchase call options on securities it intends to purchase or securities indices. When a Fund purchases a call option, in consideration for the option premium the Fund acquires the right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to maintain exposure to an index prior to purchasing the underlying securities, in the case of an option on an index (an "anticipatory hedge"). In the event a Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

     Each Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

     Writing Options.  Each Fund is authorized to write (i.e., sell) call
     ---------------
options on securities held in its portfolio or securities indices, the performance of which is substantially correlated to securities held in its portfolio. When a Fund writes a call option, in return for an option premium the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Funds may write call options to earn income through the receipt of option premiums. In the event the party to which a Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, a Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

      Each Fund may also write put options on securities or securities indices. When a Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Funds may write put options to earn income through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, a Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. A Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options - for example, the sale and purchase of options on the same security or index but different expiration dates or exercise prices (a technique called a "spread").

     Each Fund is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

     Other than with respect to closing transactions, a Fund will only write call or put options that are "covered." A put option will be considered covered if a Fund has segregated assets with respect to such option in the manner described in "Risk Factors in Derivatives" below. A call option will be considered covered if a Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of option on a securities index, securities which substantially replicate the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

     Types of Options.  Each Fund may engage in transactions in options on
     ----------------
securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives" below.

Futures

     Each Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. An index futures contract is a contract to buy or sell units of a particular index of securities at a specified future date at a price agreed upon when the contract is made. Index futures contracts typically specify that no delivery of the actual securities making up the index takes place. Instead, upon termination of the contract, final settlement is made in cash based on the difference between the contract price and the actual price on the termination date of the units of the index. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value with the Futures Commission Merchant (the "FCM") effecting a Fund's transactions or in a third party account with a Fund's custodian. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

     Whether the margin is deposited with the FCM or with the custodian, the margin may be deemed to be in the FCM's custody, and, consequently, in the event of default due to the FCM's bankruptcy, the margin may be subject to pro rata treatment as the FCM's assets, which could result in potential losses to a Fund and its shareholders. Even if a transaction is profitable, a Fund may not get back the same assets which were deposited as margin or may receive payment in cash.

     The sale of a futures contract limits a Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the future contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, a Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

     The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, a Fund may realize a loss relating to the futures position.

     A Fund will further limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a "commodity pool operator" under regulations of the Commodity Futures Trading Commission. The Fund will only engage in futures and options transactions from time to time.
The Fund is under no obligation to use such transactions and may choose not to do so.

Swaps

     The Funds are authorized to enter into equity swap agreements, which are OTC contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments based on fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities or equity index. Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities in circumstances in which a swap has more attractive risk or return characteristics than direct investment or in which direct investment is restricted by local law or is otherwise impractical.

     Foreign Exchange Transactions. A Fund may engage in futures contracts on
     -----------------------------
foreign currencies and foreign currency forward and spot transactions in connection with transactions or anticipated transactions in securities denominated in foreign currencies. Specifically, the Fund may purchase or sell a currency to settle a security transaction or sell a currency in which the Fund has received or anticipates receiving a dividend or distribution.

 Risk Factors in Derivatives

     The Funds intend to enter into transactions involving derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions; "Limitations on the Use of OTC Derivatives," below. However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a derivative or that a Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a derivative without incurring substantial losses, if at all.

     Certain transactions in derivatives (e.g., futures transactions, sales of put options) may expose a Fund to potential losses which exceed the amount originally invested by the Fund in such instruments. When a Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a marked-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives

     Certain derivatives traded in OTC markets, including indexed securities, swaps and OTC options may be substantially less liquid than other instruments in which a Fund may invest. The absence of liquidity may make it difficult or impossible for a Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for a Fund to ascertain a market value for such instruments. A Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or
(ii) for which the investment adviser to the Fund anticipates the

Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

     The staff of the Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. The Funds have therefore adopted an investment policy pursuant to which they will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Fund, the market value of the securities underlying OTC call options currently outstanding which have been sold by the Fund, and margin deposits on the Fund's outstanding OTC options exceeds 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund which are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by a Fund to a dealer in U.S. government securities recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price).

     Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in derivatives traded in OTC markets only with financial institutions which have substantial capital or which have provided the Fund with a third-party guaranty or other credit enhancement.

 Investment Restrictions

     The Corporation has adopted the following restrictions and policies relating to the investment of each Fund's assets and its activities. The fundamental restrictions set forth below may not be changed with respect to a Fund without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). However, provided that none of the following restrictions shall prevent a Fund from investing its assets in shares of other registered investment companies, a Fund may not:

          1. Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

          2. Make investments for the purpose of exercising control or management. Investments by a Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

          3. Purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

          4. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in governmental obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that a Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Corporation's Prospectus and Statement of Additional Information, as they may be amended from time to time.

          5. Issue senior securities to the extent such issuance would violate applicable law.

          6. Borrow money, except that (i) each Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) each Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) each Fund may purchase securities on margin to the extent permitted by applicable law. No Fund may pledge its assets other than to secure such borrowings or, to the extent permitted by a Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, forward commitment transactions and similar investment strategies.

          7. Underwrite securities of other issuers except insofar as a Fund technically may be deemed an underwriter under the Securities Act, in selling portfolio securities.

          8. Purchase or sell commodities or contracts on commodities, except to the extent that a Fund may do so in accordance with applicable law and the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

     In addition, although each Fund is classified as a non-diversified fund under the Investment Company Act and is not subject to the diversification requirements of the Investment Company Act, each Fund is required to comply with certain requirements under the Internal Revenue Code of 1986, as amended (the "Code"). To ensure that the Funds satisfy these requirements, each Fund will be managed in compliance with the Code requirements as though such requirements were applicable to the Fund. These requirements include limiting the Fund's investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of a Fund's total assets are invested in the securities of a single issuer, or any two or more issuers which are controlled by the Fund and engaged in the same, similar or related businesses, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets are invested in securities of a single issuer, and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The U.S. Government, its agencies and instrumentalities and other regulated investment companies are not included within the definition of "issuer" for purposes of the diversification requirements of the Code.

     If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

     The Underlying Funds have certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental restrictions and policies listed above. The investment restrictions of the Underlying Funds are set forth in their respective Statements of Additional Information.

     Portfolio securities of the Underlying Funds and Funds generally may not be purchased from, sold or loaned to the investment adviser or its affiliates or any of their directors, general partners, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.

     Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with the Investment Adviser, the Underlying Funds and Funds are prohibited from engaging in certain transactions involving Merrill Lynch, the Investment Adviser, or any of its affiliates, except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Portfolio Transactions and Brokerage." Rule 10f-3 under the Investment Company Act sets forth conditions under which the Underlying Funds and Funds may purchase from an underwriting syndicate of which Merrill Lynch is a member.

                             MANAGEMENT OF THE FUND

 Directors and Officers

     The Directors of the Corporation consist of four individuals, three of whom are not "interested persons" of the Corporation as defined in the Investment Company Act. The Directors are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the Investment Company Act. Information about the Directors and executive officers of the Corporation, their ages and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and Director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

                                      Position(s) With
Name and Age                          the Corporation         Principal Occupation(s) During Past 5 Years
----------------------------    ---------------------------   --------------------------------------------------
Terry K. Glenn, 58              President and Director        Executive Vice President of the Investment
                                (1) (2)                       Adviser and certain of its affiliates since 1983;
                                                              Executive Vice President and Director of
                                                              Princeton Services, Inc. ("Princeton Services")
                                                              since 1993; President of Princeton Funds
                                                              Distributor, Inc. ("PFD") since 1986 and Director
                                                              thereof since 1991; President of Princeton
                                                              Administrators, L.P. since 1988.

Jack B. Sunderland, 70          Director (2)                  President and Director of American Independent
P.O. Box 7                                                    Oil Company, Inc. (energy company) since 1987;
West Cornwall, CT 06796                                       Member of Council on Foreign Relations since
                                                              1971.


Stephen B. Swensrud, 66         Director (2)                  Chairman, Fernwood Advisors (investment
24 Federal Street, Suite 400                                  adviser) since 1996; Principal, Fernwood
Boston, MA 02110                                              Associates (financial consultant) since 1975.


J. Thomas Touchton, 60          Director (2)                  Managing Partner of the Witt-Touchton Company
Suite 3405                                                    and its predecessor The Witt Co. (private
One Tampa City Center                                         investment partnership) since 1972; Trustee
Tampa, FL 33602                                               Emeritus of Washington and Lee University;
                                                              Director of TECO Energy Inc. (electric utility
                                                              holding company).


 Frank Salerno, 39              Senior Vice President and     First Vice President of the Investment Adviser and
                                Portfolio Manager/(1) (2)/    its affiliate since 1999; Managing Director of
                                                              Bankers Trust Company from 1992  to 1999;
                                                              Senior Portfolio Manager for quantitative products
                                                              and index funds and Chief Investment Officer of
                                                              Structured Investments at Bankers Trust Company
                                                              from 1989 to 1999.
Sidney Hoots, --                Senior Vice President and
                                Portfolio Manager (1)(2)

Phillip Green, --               Senior Vice President and
                                Portfolio Manager/(1) (2)/

Donald C. Burke, 39             Vice President and            Senior Vice President and Treasurer of the
                                Treasurer (1) (2)             Investment Adviser and its affiliates since 1999;
                                                              Senior Vice President and Treasurer of Princeton
                                                              Services since 1999; Vice President of PFD since
                                                              1999; First Vice President of affiliates of the
                                                              Investment Adviser from 1997 to 1999; Director
                                                              of

                                      Position(s) With
Name and Age                          the Corporation         Principal Occupation(s) During Past 5 Years
----------------------------    ---------------------------   --------------------------------------------------
                                                              Taxation of affiliates of the Investment Adviser
                                                              since 1990; Vice President of affiliates of the
                                                              Investment Adviser from 1990 to 1997.

Allan J. Oster, 36              Secretary (1) (2)             Consultant (Legal Advisory) of the Investment
                                                              Adviser and its affiliates since 1999; Associate,
                                                              Drinker Biddle & Reath LLP, 1996-1999; Senior
                                                              Counsel, U.S. Securities and Exchange
                                                              Commission, 1991-1996.

----------------
(1) Interested person, as defined in the Investment Company Act, of the Corporation.
(2) Such Director or officer is a trustee, director or officer of other investment companies for which the Investment Adviser or its affiliates acts as investment adviser.

     As of the date of this Statement of Additional Information, the officers
and Directors of the Corporation as a group ([       ] persons) owned an
aggregate of less than 1% of the outstanding shares of common stock of Merrill Lynch & Co., Inc. ("ML & Co.") and owned an aggregate of less than 1% of the outstanding shares of any of the Funds.

 Compensation of Directors

     The Corporation expects to pay each Director not affiliated with the Investment Adviser or an affiliate of the Investment Adviser (each a "non-affiliated Director"), for service to the Funds, a fee of [$-----] per year plus [$-] per in-person meeting attended, together with such individual's actual out-of-pocket expenses relating to attendance at meetings. The Corporation also expects to compensate members of the Audit and Nominating Committee, which consists of all of the non-affiliated Directors, at the rate of [$----] annually for service to the Funds.

     The following table sets forth the aggregate compensation the Corporation expects to pay to the non-affiliated Directors for their first full fiscal year and the aggregate compensation paid by all investment companies advised by Mercury, Fund Asset Management, U.S. ("FAM"), or their affiliates ("Mercury and Affiliates-Advised Funds") to the non-affiliated Directors for the calendar year ended December 31, 1998.

                                                            Pension or        Total Compensation From
                                                            Retirement            Corporation and
                                                       Benefits Accrued as     Mercury and Affiliates
                               Aggregate Compensation  Part of  Corporation    Advised Funds Paid to
  Name of Director                from Corporation           Expenses              Directors (1)
--------------------          -----------------------  --------------------  --------------------------
Jack B. Sunderland..........                                 None                          $133,600
Stephen B. Swensrud.........                                 None                          $195,583
J. Thomas Touchton..........                                 None                          $133,600

----------------
(1) In addition to the Corporation, the Directors serve on other Mercury and Affiliates-Advised Funds as follows: Mr. Sunderland ([ ] registered investment company consisting of [ ] portfolios); Mr. Swensrud ([ ] registered investment companies consisting of [ ] portfolios); and Mr. Touchton ([ ] registered investment companies consisting of [ ] portfolios).


The Directors of the Corporation may be eligible for reduced sales charges on purchases of Class I shares. See "Reduced Initial Sales Charges -- Purchase Privileges of Certain Persons."

 Management and Advisory Arrangements

     Management Services. The Investment Adviser provides the Funds with investment advisory and management services. Subject to the overall supervision of the Board of Directors, the Investment Adviser provides day-to-day advice as to each Fund's investment transactions, including determinations concerning changes to (a) the underlying funds in which the Funds may invest; and (b) the percentage range of assets of any Fund that may be invested in the underlying equity funds and the underlying fixed income funds as separate groups. The Investment Adviser has the responsibility for making all investment decisions for the Funds. The Investment Adviser also performs certain of the administrative services for the Funds.

     Management Fee. The Corporation on behalf of each Fund has entered into a management agreement with the Investment Adviser (the "Management Agreement"), pursuant to which the Investment Adviser receives for its asset allocation services to each Fund monthly compensation at the annual rate of 0.60% of the average daily net assets of each Fund.

     Payment of Fund Expenses. The Advisory Agreement obligates the Investment Adviser to provide investment advisory services to the Corporation and to pay all compensation of and to provide office space for officers and employees of the Funds connected with investment and economic research, trading and investment management of the Funds as well as to pay the fees of those Directors who are affiliated persons of the Investment Adviser or any of its affiliates. The Corporation pays, or causes to be paid, all other expenses incurred in the operation of the Corporation and the Fund (except to the extent paid by Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc.), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports and prospectuses and statements of additional information, charges of the custodian, any sub-custodian and Financial Data Services, Inc. (the "Transfer Agent"), expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Directors who are not affiliated persons of the Investment Adviser, or of an affiliate of the Investment Adviser, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Corporation or a Fund. The Distributor will pay certain of the expenses of a Fund incurred in connection with the continuous offering of its shares. Accounting services are provided to the Corporation and the Funds by the Investment Adviser, and the Corporation reimburses the Investment Adviser for its costs in connection with such services.

     Organization of the Investment Adviser. Mercury Asset Management US, a division of FAM, is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. FAM is an indirect wholly owned subsidiary of ML & Co., a financial services holding company and the parent of Merrill Lynch. ML & Co. and Princeton Services are "controlling persons" of FAM as defined under the Investment Company Act because of their power to exercise a controlling influence over its management or policies.

     Duration and Termination. Unless earlier terminated as described below, the Advisory Agreement will remain in effect for two years from its effective date. Thereafter, it will remain in effect from year to year if approved annually (a) by the Board of Directors or by a majority of the outstanding shares of a Fund and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated with respect to a Fund without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of a Fund.

     The Underlying Funds. Mercury or its affiliate also serves as the investment adviser to each Underlying Fund pursuant to a management agreement with each Underlying Fund. The investment adviser to each Underlying Fund provides each Underlying Fund with investment advisory and management services. Subject to the supervision of the Board of Directors, the investment adviser to each Underlying Fund is responsible for the actual management of each Underlying Fund's portfolio and constantly reviews the Underlying Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the investment adviser to each Underlying Fund. The investment adviser to each Underlying Fund performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of the Underlying Fund.

     The management agreement with each Underlying Fund obligates the investment adviser to pay all compensation for officers and employees of the Underlying Fund connected with investment and economic research, trading and investment management of the Underlying Fund, as well as the fees of all Trustees or Directors who are affiliated persons of the investment adviser to the Underlying Fund or any of their affiliates. Each Underlying Fund pays all other expenses incurred in the operation of the Underlying Fund, (except to the extent paid by the placement agent), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports, copies of the registration statements, charges of the custodian, any sub-custodian and transfer agent, expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under federal, state or foreign laws, fees and out-of-pocket expenses of unaffiliated Trustees and Directors, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Underlying Fund. Accounting services are provided to each Underlying Fund by its investment adviser or an affiliate of the investment adviser, and the Underlying Fund reimburses the investment adviser to the Underlying Fund or its affiliate for its costs in connection with such services.

 Code of Ethics

     The Board of Trustees or Directors of each Underlying Fund, the Board of Directors of the Corporation, the investment adviser to each Underlying Fund and the Investment Adviser have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act (together the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the investment advisers and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

     The Codes require that all employees of the investment advisers pre-clear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the investment advisers include a ban on acquiring any securities in a Hot IPO and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any Fund advised by the investment adviser. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of the Underlying Funds and Funds within periods of trading by the Underlying Funds and Funds in the same (or equivalent) security (15 or 30 days depending upon the transaction).

                               PURCHASE OF SHARES

     Reference is made to "Account Choices -- How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus for certain information as to the purchase of a Fund's shares. Each Fund issues four classes of shares: shares of Class I and Class A are sold to investors choosing the initial sales charge alternatives and shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives. Each Class I, Class A, Class B and Class C share of a Fund represents an identical interest in the investment portfolio of the Fund, and has the same rights, except that Class A, Class B and Class C shares bear the expenses of the ongoing account maintenance fees (also known as service fees) and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. Class A, Class B and Class C shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which the account maintenance and/or distribution fees are paid (except that Class B shareholders may vote upon any material changes to expenses charged under the Class A distribution plan). Each class has different exchange privileges. See "Shareholder Services -- Exchange Privilege."

     MFD, an affiliate of the Investment Adviser and of Merrill Lynch, with offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (mailing address: P.O. Box 9081, Princeton, New Jersey 08543-9081) acts as Distributor for each Fund.

     The Corporation has entered into a distribution agreement with the Distributor in connection with the offering of shares of the Funds (the "Distribution Agreement"). The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Funds. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Advisory Agreement described above.

     A Fund may reject any order to buy shares and may suspend the offering of its shares at any time.

 Initial Sales Charge Alternatives -- Class I and Class A Shares

     Investors choosing the initial sales charge alternatives who are eligible to purchase Class I shares should purchase Class I shares rather than Class A shares because there is an account maintenance fee imposed on Class A shares.

     Eligible Class I Investors. Class I shares are offered to a limited group of investors and also will be issued upon reinvestment of dividends on outstanding Class I shares. Investors that currently own Class I shares of a Fund in a shareholder account are entitled to purchase additional Class I shares of the Fund in that account. Certain employer sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class I shares at net asset value provided such plans meet the required minimum number of eligible employees or required amount of assets advised by Mercury or any of its affiliates. Also eligible to purchase Class I shares at net asset value are participants in certain investment programs including certain managed accounts for which a trust institution, thrift, or bank trust department provides discretionary trustee services, certain collective investment trusts for which a trust institution, thrift, or bank trust department serves as trustee, certain purchases made in connection with certain fee-based programs and certain purchases made through certain financial advisers that meet and adhere to standards established by Mercury. In addition, Class I shares are offered at net asset value to ML & Co. and its subsidiaries and their directors and employees, to members of the Boards of Mercury and Affiliates-Advised investment companies, including the Corporation, and to employees of certain selected dealers. Class I shares may be offered at net asset value to certain accounts over which Mercury or an affiliate exercises investment discretion.

     The term "purchase," as used in the Prospectus and this Statement of Additional Information in connection with an investment in Class I and Class A shares of a Fund, refers to a single purchase by an individual or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his or her or their own account and to single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary is involved. The term "purchase" also includes purchases by any "company," as that term is defined in the Investment Company Act, but does not include purchases by any such company that has not been in existence for at least six months or which has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

     The Distributor may reallow discounts to selected dealers and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such dealers. Since securities dealers selling Class I and Class A shares of the Funds will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act.

 Reduced Initial Sales Charges

     No initial sales charges are imposed upon Class I and Class A shares issued as a result of the automatic reinvestment of dividends or capital gains distributions.

     Rights of Accumulation.   Reduced sales charges are applicable through a
right of accumulation under which eligible investors are permitted to purchase shares of a Fund subject to an initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of the purchaser's combined holdings of all classes of shares of the Fund and of other Mercury mutual funds. For any such right of accumulation to be made available, the Distributor must be provided at the time of purchase, by the purchaser or the purchaser's securities dealer, with sufficient information to permit confirmation of qualification. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit-sharing, or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.

     Letter of Intent. Reduced sales charges are applicable to purchases aggregating $25,000 or more of Class I or Class A shares of a Fund or any other Mercury mutual funds made within a 13-month period starting with the first purchase pursuant to the Letter of Intent. The Letter of Intent is available only to investors whose accounts are established and maintained at a Fund's Transfer Agent. The Letter of Intent is not available to employee benefit plans for which affiliates of Mercury provide plan participant record-keeping services. The Letter of Intent is not a binding obligation to purchase any amount of Class I or Class A shares; however, its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intent may be included under a subsequent Letter of Intent executed within 90 days of such purchase if the Distributor is informed in writing of this intent within such 90-day period. The value of Class I and Class A shares of the Funds and of other Mercury mutual funds presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the Letter of Intent, may be included as a credit toward the completion of such Letter, but the reduced sales charge applicable to the amount covered by such Letter will be applied only to new purchases. If the total amount of shares does not equal the amount stated in the Letter of Intent (minimum of $25,000), the investor will be notified and must pay, within 20 days of the execution of such Letter, the difference between the sales charge on the Class I or Class A shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Class I or Class A shares equal to five percent of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intent must be at least five percent of the dollar amount of such Letter. If a purchase during the term of such Letter would otherwise be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to that further reduced percentage sales charge but there will be no retroactive reduction of the sales charges on any previous purchase. The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the Letter of Intent will be deducted from the total purchases made under such Letter. An exchange from the Summit Cash Reserves Fund ("Summit") into the Fund that creates a sales charge will count toward completing a new or existing Letter of Intent from the Fund.

     Purchase Privileges of Certain Persons. Directors of the Corporation, members of the Boards of other investment companies advised by Mercury or its affiliates, directors and employees of ML & Co. and its subsidiaries (the term "subsidiaries," when used herein with respect to ML & Co., includes Mercury, FAM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.), employees of certain selected dealers, and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase Class I shares of a Fund at net asset value. Under such programs, the Fund realizes economies of scale by providing incentives to a large group of such individuals to invest. Furthermore, the individuals who qualify for these programs are already familiar with the Fund, and, therefore, providing these investment opportunities to such qualified individuals does not increase the expenditures of sales-related expenses.

     Class A shares of the Funds are offered at net asset value to an investor who is a former shareholder of The United Kingdom Fund Inc. if the following conditions are satisfied: first, the investor must purchase Class A shares of the Fund through a Merrill Lynch Financial Consultant or the Transfer Agent with proceeds of the liquidation of The United Kingdom Fund Inc.; and second, such purchase of Class A shares must be made within 60 days after payment of such proceeds by The United Kingdom Fund Inc.

     Class I and Class A shares may also be offered at net asset value to certain accounts over which Mercury or an affiliate exercises investment discretion.

     Employees and directors or trustees wishing to purchase shares of the Funds must satisfy the Fund's suitability standards.

     Managed Trusts.   Class I shares are offered at net asset value to certain
trusts to which trust institutions, thrifts, and bank trust departments provide discretionary trustee services.

     Acquisition of Certain Investment Companies.   The public offering price of
Class A shares may be reduced to the net asset value per Class A share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company. The value of the assets or company acquired in a tax-free transaction may be adjusted in appropriate cases to reduce possible adverse tax consequences to the Fund that might result from an acquisition of assets having net unrealized appreciation that is disproportionately higher at the time of acquisition than the realized or unrealized appreciation of the Fund. The issuance of Class A shares for consideration other than cash is limited to bona fide reorganizations, statutory mergers or other acquisitions of portfolio securities that (i) meet the investment objectives and policies of the Fund; (ii) are acquired for investment and not for resale (subject to the understanding that the disposition of the Fund's portfolio securities shall at all times remain within its control); and
(iii) are liquid securities, the value of which is readily ascertainable, which are not restricted as to transfer either by law or liquidity of market (except that the Fund may acquire through such transactions restricted or illiquid securities to the extent the Fund does not exceed the applicable limits on acquisition of such securities set forth under "Investment Objectives and Policies" herein).

     Reductions in or exemptions from the imposition of a sales charge are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.

     Employer-Sponsored Retirement or Savings Plans and Certain Other Arrangements. Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class I or Class A shares at net asset value, based on the number of employees or number of employees eligible to participate in the plan and/or the aggregate amount invested by the plan in specified investments. Certain other plans may purchase Class B shares with a waiver of the CDSC upon redemption, based on similar criteria. Such Class B shares will convert into Class A shares approximately ten years after the plan purchases the first share of any Mercury mutual fund. Minimum purchase requirements may be waived or varied for such plans. For additional information regarding purchases by employer-sponsored retirement or savings plans and certain other arrangements, call your plan administrator or your selected dealer.

     Purchases Through Certain Financial Advisers. Reduced sales charges may be applicable for purchases of Class I or Class A shares of the Fund through certain financial advisers that meet and adhere to standards established by Mercury from time to time.

 Distribution Plans

     Reference is made to "Account Choices -- Pricing of Shares" in the Prospectus for certain information with respect to separate distribution plans for Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the Investment Company Act of each Fund (each a "Distribution Plan") with respect to the account maintenance and/or distribution fees paid by a Fund to the Distributor with respect to such classes.

     The Distribution Plan for each of the Class A, Class B and Class C shares provides that a Fund pays the Distributor an account maintenance fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Fund attributable to shares of the relevant class in order to compensate the Distributor and selected dealers (pursuant to sub-agreements) in connection with account maintenance activities.

     The Distribution Plan for each of the Class B and Class C shares provides that a Fund also pays the Distributor a distribution fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the shares of the relevant class in order to compensate the Distributor and selected dealers (pursuant to sub-agreements) for providing shareholder and distribution services, and bearing certain distribution-related expenses of the Fund, including payments to financial consultants for selling Class B and Class C shares of the Fund. The Distribution Plans relating to Class B and Class C shares are designed to permit an investor to purchase Class B and Class C shares through dealers without the assessment of an initial sales charge and at the same time permit the dealer to compensate its financial consultants in connection with the sale of the Class B and Class C shares. In this regard, the purpose and function of the ongoing distribution fees and the CDSC are the same as those of the initial sales charge with respect to the Class I and Class A shares of a Fund in that the ongoing distribution fees and deferred sales charges provide for the financing of the distribution of the Fund's Class B and Class C shares.

     The payments under the Distribution Plans are subject to the provisions of Rule 12b-1 under the Investment Company Act, and are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred and, accordingly, distribution-related revenues from the Distribution Plans may be more or less than distribution-related expenses. Information with respect to the distribution-related revenues and expenses is presented to the Directors of the Corporation for their consideration in connection with their deliberations as to the continuance of the Class B and Class C Distribution Plans. This information is presented annually as of December 31 of each year on a "fully allocated accrual" basis and quarterly on a "direct expense and revenue/cash" basis. On the fully allocated basis, revenues consist of the account maintenance fees, the distribution fees, the CDSCs and certain other related revenues, and expenses consist of financial consultant compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses, corporate overhead and interest expense. On the direct expense and revenue/cash basis, revenues consist of the account maintenance fees, the distribution fees and CDSCs and the expenses consist of financial consultant compensation.

     The Funds have no obligation with respect to distribution and/or account maintenance-related expenses incurred by the Distributor and selected dealers in connection with the Class A, Class B and Class C shares, and there is no assurance that the Directors of the Corporation will approve the continuance of the Distribution Plans from year to year. However, the Distributor intends to seek annual continuation of the Distribution Plans. In their review of the Distribution Plans, the Directors will be asked to take into consideration expenses incurred in connection with the account maintenance and/or distribution of each class of shares separately. The initial sales charges, the account maintenance fee, the distribution fee and/or the CDSCs received with respect to one class will not be used to subsidize the sale of shares of another class. Payments of the distribution fee on Class B shares will terminate upon conversion of those Class B shares to Class A shares as set forth under "How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus.

     In their consideration of each Distribution Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to each Fund and each related class of shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act (the "Independent Directors") shall be committed to the discretion of the Independent Directors then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the Independent Directors concluded that there is reasonable likelihood that such Distribution Plan will benefit each Fund and its related class of shareholders. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or by the vote of the holders of a majority of the outstanding related class of voting securities of a Fund. A Distribution Plan cannot be amended to increase materially the amount to be spent by a Fund without the approval of the related class of shareholders, and all material amendments are required to be approved by the vote of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that a Fund preserve copies of each Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of such Distribution Plan or such report, the first two years in an easily accessible place.

Limitations on the Payment of Deferred Sales Charges

     The maximum sales charge rule in the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") imposes a limitation on certain asset-based sales charges such as the distribution fee and the CDSC borne by the Class B and Class C shares, but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to each Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by a Fund to (1) 6.25% of eligible gross sales of Class B shares and Class C shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC).

                             REDEMPTION OF SHARES

     Reference is made to "Account Choices -- How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus for certain information as to the redemption and purchase of Fund shares.

     Each Fund is required to redeem for cash all shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. Except for any CDSC that may be applicable, there will be no charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. The value of shares at the time of redemption may be more or less than the shareholder's cost, depending on the net asset value of the Fund's shares at such time.

     Each Fund reserves the right to terminate any account engaging in market timing mutual funds. For the purposes of this policy, "market timing" involves the purchase and sale of shares of mutual funds within short periods of time with the intention of capturing short-term profits resulting from market volatility.

Redemption

     A shareholder wishing to redeem shares held with the Transfer Agent may do so by tendering the shares directly to the Fund's Transfer Agent, Financial Data Services, Inc., P.O. Box 44062, Jacksonville, Florida 32232-4062. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Redemption requests delivered other than by mail should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Redemption requests should not be sent to the Corporation. A redemption request requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as (his) (her) (their) name(s) appear(s) on the Transfer Agent's register. The signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as such term is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended (the "Exchange Act") the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. Notarized signatures are not sufficient. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption.

     At various times a Fund may be requested to redeem shares for which it has not yet received good payment. The Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (i.e., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares. Normally, this delay will not exceed 10 days.

     The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for periods during which trading on the New York Stock Exchange (the "NYSE") is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of a Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of a Fund.

     The value of shares at the time of redemption may be more or less than the shareholder's cost, depending in part on the net asset value of such shares at such time.

Repurchase

     Each Fund will also repurchase shares through a shareholder's listed securities dealer. The Funds will normally accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after receipt of the order by the dealer, less any applicable CDSC, provided that the request for repurchase is received by the dealer prior to the close of business on the NYSE (generally 4:00 p.m., Eastern time) on the day received and is received by the Fund from such dealer not later than 30 minutes after the close of business on the NYSE on the same day.

     Dealers have the responsibility of submitting such repurchase requests to the Fund not later than 30 minutes after the close of business on the NYSE in order to obtain that day's closing price. These repurchase arrangements are for the convenience of shareholders and do not involve a charge by a Fund (other than any applicable CDSC). Securities firms that do not have selected dealer agreements with the Distributor, however, may impose a transaction charge on the shareholder for transmitting the notice of repurchase to the Fund. Certain securities dealers may charge a processing fee to confirm a repurchase of shares. For example, the fee currently charged by Merrill Lynch is $5.35. Fees charged by other securities dealers may be higher or lower. Repurchases made directly through the Transfer Agent, on accounts held at the Transfer Agent are not subject to the processing fee. The Corporation reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. A shareholder whose order for repurchase is rejected by a Fund, however, may redeem shares as set forth above.

Reinstatement Privilege -- Class I and Class A Shares

     Shareholders of a Fund who have redeemed their Class I and Class A shares have a privilege to reinstate their accounts by purchasing Class I or Class A shares of such Fund, as the case may be, at net asset value without a sales charge up to the dollar amount redeemed. The reinstatement privilege may be exercised by sending a notice of exercise along with a check for the amount to be reinstated to the Transfer Agent within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. Alternatively, the reinstatement privilege may be exercised through the investor's financial consultant within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. The reinstatement will be made at the net asset value per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds.

Deferred Sales Charges -- Class B and Class C Shares

     Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in Mercury mutual funds.

     As discussed in the Prospectus under "Account Choices -- Pricing of Shares--Class B and C Shares -- Deferred Sales Charge Options," while Class B shares redeemed within six years of purchase are subject to a CDSC under most circumstances, the charge may be reduced or waived in certain instances. These include certain post-retirement withdrawals from an IRA or other retirement plan or redemption of Class B shares in certain circumstances following the death of a Class B shareholder. In the case of such withdrawal, reduction or waiver applies to: (a) any partial or complete redemption in connection with a distribution following retirement under a tax-deferred retirement plan on attaining age 59 1/2 in the case of an IRA or other retirement plan, or part of a series of equal periodic payments (not less frequently than annually) made for life (or life expectancy) or any redemption resulting from the tax-free return of an excess contribution to an IRA (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution); or (b) any partial or complete redemption following the death or disability (as defined in the Code) of a Class B shareholder (including one who owns the Class B shares as joint tenant with his or her spouse), provided the redemption is requested within one year of the death or initial determination of disability or, if later, reasonably promptly following completion of probate or in connection with involuntary termination of an account in which a Fund's shares are held (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution).

     The charge may also be reduced or waived in other instances, such as: (c) redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers; (d) redemptions in connection with participation in certain fee-based programs managed by the Investment Adviser or its affiliates; (e) redemptions in connection with participation in certain fee-based programs managed by selected dealers that have agreements with Mercury; or (f) withdrawals through the Systematic Withdrawal Plan of up to 10% per year of your account value at the time the plan is established.

     In determining whether a Class B CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. Therefore it will be assumed that the redemption is first of shares held for over six years or shares acquired pursuant to reinvestment of dividends or distributions and then of shares held longest during the six-year period. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of shares being redeemed and will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.

     Class C shares are subject only to a one-year 1% CDSC. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The Class C CDSC may be waived in connection with participation in certain fee-based programs, involuntary termination of an account in which fund shares are held, and withdrawals through the Systematic Withdrawal Plan.

     In determining whether a Class C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends or distributions and then of shares held longest during the one-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.

     Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of selected dealers related to providing distribution-related services to a Fund in connection with the sale of Class B and Class C shares, such as the payment of compensation to financial consultants for selling Class B and Class C shares, from its own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of a Fund to sell Class B and Class C shares without a sales charge being deducted at the time of purchase.

     Conversion of Class B Shares to Class A Shares. As discussed in the Prospectus under "Account Choices -- Pricing of Shares -- Class B and C
Shares --Deferred Sales Charge Options," Class B shares of equity Mercury mutual funds convert automatically to Class A shares approximately eight years after purchase (the "Conversion Period"). Automatic conversion of Class B shares into Class A shares will occur at least once each month (on the "Conversion Date") on the basis of the relative net asset value of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charges.

     The Conversion Period is modified for shareholders who purchased Class B shares through certain retirement plans that qualified for a waiver of the CDSC normally imposed on purchases of Class B shares ("Class B Retirement Plans"). When the first share of any Mercury mutual fund purchased by a Class B Retirement Plan has been held for ten years (i.e., ten years from the date the relationship between Mercury mutual funds and the Class B Retirement Plan was established), all Class B shares of all Mercury mutual funds held in that Class B Retirement Plan will be converted into Class A shares of the appropriate funds. Subsequent to such conversion, that Class B Retirement Plan will be sold Class A shares of the appropriate funds at net asset value per share.

     The Conversion Period may also be modified for retirement plan investors who participate in certain fee-based programs. See "Shareholder Services --Fee-Based Programs" below.

     Merrill Lynch compensates its financial consultants for selling Class B and Class C shares at the time of purchase from its own funds. Proceeds from the CDSC and the ongoing distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers (including Merrill Lynch) related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to financial consultants for selling Class B and Class C shares, from the dealers' own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of the Funds to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. See "Distribution Plans" above. Imposition of the CDSC and the distribution fee on Class B and Class C shares is limited by the NASD asset-based sales charge rule. See "Limitations on the Payment of Deferred Sales Charges" above.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Investment Adviser is responsible with respect to the Funds (and the particular investment adviser is responsible with respect to the Underlying Funds) for making portfolio decisions, placing brokerage business, evaluating the reasonableness of brokerage commissions and negotiating the amount of any commissions paid subject to a policy established by their respective Directors. Neither the Funds nor the Underlying Funds have any obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Orders for transactions in portfolio securities are placed for the Fund and each Underlying Fund with a number of brokers and dealers, including affiliates of the Investment Adviser. Where possible, the Funds and Underlying Funds deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. In placing orders, it is the policy of the Funds and Underlying Funds to obtain the best net results, taking into account various factors, such as price, commissions, if any, size of the transaction, difficulty of execution, the firm's general execution and operations facilities and the firm's risk in positioning the securities involved.

     Where applicable, the Investment Adviser of a Fund or the investment adviser of an Underlying Fund surveys a number of brokers and dealers in connection with proposed portfolio transactions and selects the broker or dealer that offers the best price and execution or other services that are of benefit to the Fund or Underlying Fund. Securities firms also may receive brokerage commissions on transactions including covered call options written by a Fund or an Underlying Fund and the sale of underlying securities upon the exercise of such options. In addition, consistent with the NASD Conduct Rules and policies established by the respective Trustees and Directors, the investment adviser to the Underlying Funds and the Investment Adviser may consider sales of shares of an Underlying Fund or a Fund, respectively as a factor in the selection of brokers or dealers to execute portfolio transactions for the Underlying Fund or Fund.

     Subject to obtaining the best price and execution, brokers who provide supplemental investment research to the Investment Adviser or to an investment adviser of an Underlying Fund may receive orders for transactions by the Funds or Underlying Funds. Such supplemental research services ordinarily consist of quantitative and modeling information, assessments and analyses of the business or prospects of a company, industry or economic sector. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser and the investment adviser to the Underlying Funds under the respective agreements. If in the judgment of the respective investment adviser, the Underlying Funds or Funds (or other accounts managed by the respective investment adviser) will be benefitted by supplemental research services, the respective investment adviser is authorized to pay brokerage commissions to a broker furnishing such services in excess of commissions that another broker may have charged for effecting the same transaction. The expenses of the investment adviser to the Underlying Funds and the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, and the investment adviser to the Underlying Funds and the Investment Adviser may use such information in servicing their other accounts.

     The portfolio securities of certain Underlying Funds generally are traded on a principal basis and normally do not involve brokerage commissions. The cost of portfolio securities transactions effected on a principal basis primarily consists of dealer or underwriter spreads. While reasonable competitive spreads or commissions are sought, the Underlying Funds will not necessarily be paying the lowest spread or commission available. Transactions with respect to the securities of small and emerging growth companies in which an Underlying Fund may invest may involve specialized services on the part of the broker or dealer and thereby entail higher commissions or spreads than would be the case with transactions involving more widely trading securities.

     The Underlying Funds and Funds invest in certain securities traded in the over-the-counter market and, where possible, deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with the Underlying Funds and Funds are prohibited from dealing with the Underlying Funds and Funds, respectively as principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own accounts, affiliated persons of the Underlying Funds and Funds, including Merrill Lynch and any of its affiliates, will not serve as the Underlying Fund's and Fund's dealer, respectively in such transactions. However, affiliated persons of the Underlying Funds and Funds, respectively may serve as broker in over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Underlying Funds and Funds may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch serves as placement agent except pursuant to procedures adopted by the respective Directors or Trustees that either comply with rules adopted by the Commission or with interpretations of the Commission staff.

     Pursuant to Section 11(a) of the Exchange Act, Merrill Lynch may execute transactions for the Underlying Funds and Funds on the floor of any U.S. national securities exchange provided that (i) prior authorization of such transactions is obtained; (ii) Merrill Lynch furnishes a statement to the Underlying Funds and Funds, respectively at least annually setting forth the compensation it has received in connection with such transactions; and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii).

       The respective Trustees and Directors of the Underlying Funds and Corporation consider the possibility of recapturing for the benefit of the respective Underlying Funds and Corporation brokerage commissions, dealer spreads and other expenses of possible portfolio transactions, such as underwriting commissions, by conducting such portfolio transactions through affiliated entities, including Merrill Lynch. For example, brokerage commissions received by Merrill Lynch could be offset against the management fee paid by the Underlying Fund to its investment adviser and by the Funds to the Investment Adviser. After considering all factors deemed relevant, the Trustees have made a determination not to seek such recapture. The Trustees and Directors, respectively will consider this matter from time to time.

      The portfolio turnover rate is calculated by dividing the lesser of a fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. Each Fund's portfolio turnover rate is generally anticipated to be under 50% . Each Underlying Fund's portfolio turnover is generally anticipated to be under [---%]. A high rate of portfolio turnover results in correspondingly higher brokerage commission expenses and may also result in negative tax consequences, such as an increase in capital gains dividends or in ordinary income dividends.

     Because of different objectives or other factors, a particular security may be bought for one or more clients of an investment adviser or an affiliate when one or more clients of the investment adviser or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Funds or the Underlying Funds, or other clients or funds for which the Investment Adviser or an affiliate acts as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

                       DETERMINATION OF NET ASSET VALUE

     Reference is made to "How Shares are Priced" in the Prospectus concerning the determination of net asset value.

     The net asset value of the shares of the Funds is determined once daily Monday through Friday after the close of business on the NYSE on each day the NYSE is open for trading (a "Pricing Day"). The close of business on the NYSE is generally 4:00 p.m., Eastern time. Each Fund also will determine its net asset value on any day in which there is sufficient trading in the portfolio securities that the net asset value might be affected materially, but only if on any such day such Fund is required to sell or redeem shares. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the fees payable to the Investment Adviser and the Distributor, and the fees payable indirectly by each Fund as a shareholder of the Underlying Funds, are accrued daily.

     The principal assets of each Fund will normally be its interest in the Underlying Funds, which will be valued at its net asset value. Net asset value for the Underlying Funds is computed by dividing the market value of the securities held by the Underlying Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to its investment adviser, are accrued daily. In the case of Underlying Funds that are partnerships for tax purposes, the value of each investor's interest in the Underlying Fund will be determined after the close of business on the NYSE by multiplying the net asset value of the Underlying Fund by the percentage, effective for that day, that represents that investor's share of the aggregate interests in such Underlying Fund. Any additions or withdrawals to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in an Underlying Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Underlying Fund as of the time of determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Underlying Fund effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Underlying Fund as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Underlying Fund by all investors in the Underlying Fund. The percentage so determined will then be applied to determine the value of the investor's interest in such Underlying Fund after the close of business of the NYSE on the next Pricing Day of the Underlying Fund.

     The per share net asset value of Class A, Class B and Class C shares generally will be lower than the per share net asset value of Class I shares, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Class B and Class C shares, and the daily expense accruals of the account maintenance fees applicable with respect to Class A shares. It is expected, however, that the per share net asset value of the four classes will tend to converge (although not necessarily meet) immediately after the payment of dividends or distributions, which will differ by approximately the amount of the expense accrual differentials between the classes.

     Portfolio securities of the Funds and the Underlying Funds, including ADRs, EDRs or GDRs, that are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the respective Board as the primary market. Long positions in securities traded on the OTC market are valued at the last available bid price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the OTC market are valued at the last available ask price in the

OTC market prior to the time of valuation. When a Fund or Underlying Fund writes an option, the amount of the premium received is recorded on the books of the Fund or Underlying Fund as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased by a Fund or Underlying Fund are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith by or under the direction of the respective Board. Such valuations and procedures will be reviewed periodically by the respective Board.

     Bonds held by the Funds are traded primarily on the OTC markets. In determining net asset value, the Funds and Underlying Funds utilize the valuations of portfolio securities furnished by a pricing service approved by the Board of Directors or Trustees. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. The bonds for which quotations are not readily available are valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Funds or Underlying Funds under the general supervision of the Board of Directors or Trustees. In each case, the Board of Directors or Trustees has determined in good faith that the use of a pricing service is a fair method of determining the valuation of portfolio securities.

     Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Funds' and Underlying Funds' shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that will not be reflected in the computation of a Fund's or Underlying Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Directors or Trustees.


                             SHAREHOLDER SERVICES

     The Funds offer a number of shareholder services described below that are designed to facilitate investment in their shares. Full details as to each such service and copies of the various plans described below can be obtained from the Funds, the Distributor or your selected dealer.


 Investment Account

     Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of income dividends and long-term capital gains distributions. The statements will also show any other activity in the account since the preceding statement. Shareholders will receive separate transaction confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of ordinary income dividends and long-term capital gains distributions. A shareholder with an account held at the Transfer Agent may make additions to his or her Investment Account at any time by mailing a check directly to the Transfer Agent.

     The Funds do not issue share certificates. Shareholders considering transferring their Class I or Class A shares from a selected dealer to another brokerage firm or financial institution should be aware that, if the firm to which the Class I or Class A shares are to be transferred will not take delivery of shares of a Fund, a shareholder either must redeem the Class I or Class A shares so that the cash proceeds can be transferred to the account at the new firm or such shareholder must continue to maintain an Investment Account at the Transfer Agent for those Class I or Class A shares. Shareholders interested in transferring their Class B or Class C shares from a selected dealer and who do not wish to have an Investment Account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder at the Transfer Agent. Shareholders considering transferring a tax-deferred retirement account such as an individual retirement account from a selected dealer to another brokerage firm or financial institution should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of a Fund, a shareholder must either redeem the shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at a selected dealer for those shares.

Automatic Investment Plan

     A shareholder may make additions to an Investment Account at any time by purchasing Class I shares (if an eligible Class I investor as described in the Prospectus) or Class A, Class B or Class C shares at the applicable public offering price either through the shareholder's securities dealer or by mail directly to the Transfer Agent, acting as agent for such securities dealer. You may also add to your account by automatically investing a specific amount in a Fund on a periodic basis through your selected dealer. The current minimum for such automatic additional investments is $100. This minimum may be waived or revised under certain circumstances.

Automatic Dividend Reinvestment Plan

     Dividends and distributions from a Fund may be taken in cash or automatically reinvested in shares of such Fund at net asset value without a sales charge. You should consult with your financial consultant about which option you would like. If you choose the reinvestment option, such reinvestment will be at the net asset value of shares of such Fund, without sales charge, as of the close of business on the ex-dividend date of the dividend or distribution. Shareholders may elect in writing or by telephone (1-888-763-2260), if the shareholder's account is maintained with the Transfer Agent, to receive either their dividends or capital gains distributions, or both, in cash, in which event payment will be mailed or direct deposited on or about the payment date, except that in all circumstances dividends less than ten dollars will be reinvested.

     Shareholders may, at any time, notify their selected dealer in writing if the shareholder's account is maintained with a selected dealer or notify the Transfer Agent in writing or by telephone (1-888-763-2260), if the account is maintained with the Transfer Agent, that they no longer wish to have their dividend and/or capital gains distributions reinvested in shares of a Fund or vice versa and, commencing ten days after the receipt by the Transfer Agent of such notice, those instructions will be effected. A Fund is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed distribution or redemption checks.

Systematic Withdrawal Plan

     A shareholder may elect to make withdrawals from an Investment Account of Class I, Class A, Class B or Class C shares in the form of payments by check or through automatic payment by direct deposit to such shareholder's bank account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders who have acquired shares of a Fund having a value, based on cost or the current offering price, of $5,000 or more, and monthly withdrawals are available for shareholders with shares having a value of $10,000 or more.

     At the time of each withdrawal payment, sufficient shares are redeemed from those on deposit in the shareholder's account to provide the withdrawal payment specified by the shareholder. The shareholder may specify the dollar amount and class of shares to be redeemed. With respect to shareholders who hold accounts directly at the Transfer Agent, redemptions will be made at net asset value as determined as described herein on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. With respect to shareholders who hold accounts with their broker-dealer, redemptions will be made at net asset value determined as described herein on the first, second, third or fourth Monday of each month, or the first, second, third or fourth Monday of the last month of each quarter, whichever is applicable. If the NYSE is not open for business on such date, the shares will be redeemed at the close of business on the following business day. The check for the withdrawal payment will be mailed, or the direct deposit for withdrawal payment will be made on the next business day following redemption. When a shareholder is making systematic withdrawals, dividends and distributions on all shares in the Investment Account are reinvested automatically in shares of the Funds. A shareholder's systematic withdrawal plan may be terminated at any time, without a charge or penalty, by the shareholder, a Fund, the Transfer Agent or the Distributor.

     Withdrawal payments should not be considered as dividends, yield or income. Each withdrawal is a taxable event. If periodic withdrawals continuously exceed reinvested dividends, the shareholder's original investment may be reduced correspondingly. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. A Fund will not knowingly accept purchase orders for shares of the Fund from investors who maintain a systematic withdrawal plan unless such purchase is equal to at least one year's scheduled withdrawals or $1,200, whichever is greater. Periodic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.

     With respect to redemptions of Class B and Class C shares pursuant to a systematic withdrawal plan, the maximum number of Class B or Class C shares that can be redeemed from an account annually shall not exceed 10% of the value of shares of such class in that account at the time the election to join the systematic withdrawal plan was made. Any CDSC that otherwise might be due on such redemption of Class B or Class C shares will be waived. Shares redeemed pursuant to a systematic withdrawal plan will be redeemed in the same order as Class B or Class C shares are otherwise redeemed. See "Pricing of Shares --Class B and C Shares --Deferred Sales Charge Options" in the Prospectus. Where the systematic withdrawal plan is applied to Class B shares, upon conversion of the last Class B shares in an account to Class A shares, a shareholder must make a new election to join the systematic withdrawal program with respect to the Class A shares. If an investor wishes to change the amount being withdrawn in a systematic withdrawal plan the investor should contact his or her financial consultant.

Retirement Plans

     The minimum initial purchase to establish a retirement plan is $100. Capital gains and income received in retirement plans are exempt from Federal taxation until distributed from the plans. Investors considering participations in any such plan should review specific tax laws relating thereto and should consult their attorneys or tax advisors with respect to the establishment and maintenance of any such plan.

Exchange Privilege

     U.S. shareholders of each class of shares of a Fund have an exchange privilege with other Mercury mutual funds and Summit. The exchange privilege does not apply to any other funds. Under the Funds' pricing system, Class I shareholders may exchange Class I shares of a Fund for Class I shares of a second Mercury mutual fund. If the Class I shareholder wants to exchange Class I shares for shares of the second fund, but does not hold Class I shares of the second fund in his or her account at the time of the exchange and is not otherwise eligible to acquire Class I shares of the second fund, the shareholder will receive Class A shares of the second fund as result of the exchange. Class A shares also may be exchanged for Class I shares of a second Mercury mutual fund at any time as long as, at the time of the exchange, the shareholder is eligible to acquire Class I shares of any Mercury mutual fund. Class A, Class B and Class C shares are exchangeable with shares of the same class of other Mercury mutual funds. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the Fund is "tacked" to the holding period of the newly acquired shares of the other fund as more fully described below. Class I, Class A, Class B and Class C shares also are exchangeable for shares of Summit, a money market fund specifically designated for exchange by holders of Class I, Class A,

Class B or Class C shares. Class I and Class A shares will be exchanged for Class A shares of Summit, and Class B and Class C shares will be exchanged for Class B shares of Summit. Summit Class A and Class B shares do not include any front-end sales charge or CDSC; however, Summit Class B shares pay a 12b-1 distribution fee of 0.75% and are subject to a CDSC payable as if the shareholder still held shares of the Mercury fund used to acquire the Summit Class B shares.

     Exchanges of Class I or Class A shares outstanding ("outstanding Class I or Class A shares") for Class I or Class A shares of another Mercury mutual fund, or for Class A shares of Summit ("new Class I or Class A shares") are transacted on the basis of relative net asset value per Class I or Class A share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class I or Class A shares and the sales charge payable at the time of the exchange on the new Class I or Class A shares. With respect to outstanding Class I or Class A shares as to which previous exchanges have taken place, the "sales charge previously paid" shall include the aggregate of the sales charges paid with respect to such Class I or Class A shares in the initial purchase and any subsequent exchange. Class I or Class A shares issued pursuant to dividend reinvestment are sold on a no-load basis in each of the Funds offering Class I or Class A shares. For purposes of the exchange privilege, dividend reinvestment Class I and Class A shares shall be deemed to have been sold with a sales charge equal to the sales charge previously paid on the Class I or Class A shares on which the dividend was paid. Based on this formula, Class I and Class A shares of a Fund generally may be exchanged into the Class I and Class A shares, respectively, of the other funds with a reduced or without a sales charge.

     In addition, each of the Funds with Class B and Class C shares outstanding ("outstanding Class B or Class C shares") offers to exchange its Class B or Class C shares for Class B or Class C shares, respectively (or, in the case of Summit, Class B shares) ("new Class B or Class C shares"), of another Mercury mutual fund or of Summit on the basis of relative net asset value per Class B or Class C share, without the payment of any CDSC that might otherwise be due on redemption of the outstanding shares. Class B shareholders of a Fund exercising the exchange privilege will continue to be subject to a Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the new Class B shares acquired through use of the exchange privilege. In addition, Class B shares of a Fund acquired through use of the exchange privilege will be subject to such Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares of the fund from which the exchange has been made. For purposes of computing the sales charge that may be payable on a disposition of the new Class B or Class C shares, the holding period for the outstanding Class B shares is "tacked" to the holding period of the new Class B or Class C shares. For example, an investor may exchange Class B shares of a Fund for those of another Mercury fund ("new Mercury Fund") after having held such Fund's Class B shares for two-and-a-half years. The 3% CDSC that generally would apply to a redemption would not apply to the exchange. Four years later the investor may decide to redeem the Class B shares of the new Mercury Fund and receive cash. There will be no CDSC due on this redemption since by "tacking" the two-and-a-half year holding period of the Fund's Class B shares to the four year holding period for the new Mercury Fund Class B shares, the investor will be deemed to have held the new Mercury Fund Class B shares for more than six years.

     Before effecting an exchange, shareholders should obtain a currently effective prospectus of the fund into which the exchange is to be made. To exercise the exchange privilege, shareholders should contact their financial consultant, who will advise the Fund of the exchange. Shareholders of a Fund and shareholders of the other funds described above with shares for which certificates have not been issued may exercise the exchange privilege by wire through their securities dealers. The Funds reserve the right to require a properly completed Exchange Application. This exchange privilege may be modified or terminated in accordance with the rules of the Commission. The Funds reserve the right to limit the number of times an investor may exercise the exchange privilege. Certain funds may suspend the continuous offering of their shares to the general public at any time and may thereafter resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made.

Fee-Based Programs

     Certain fee-based programs, including pricing alternatives for securities transactions (each referred to in this paragraph as a "Program"), may permit the purchase of Class I shares at net asset value. Under specified circumstances, participants in certain Programs may deposit other classes of shares, which will be exchanged for Class I shares. Initial or deferred sales charges otherwise due in connection with such exchanges may be waived or modified, as may the Conversion Period applicable to the deposited shares. Termination of participation in certain Programs may result in the redemption of shares held therein or the automatic exchange thereof to another class at net asset value. In addition, upon termination of participation in certain Programs, shares that have been held for less than specified periods within such Program may be subject to a fee based upon the current value of such shares. These Programs also generally prohibit such shares from being transferred to another account, to another broker-dealer or to the Transfer Agent. Except in limited circumstances (which may also involve an exchange as described above), such shares must be redeemed and another class of shares purchased (which may involve the imposition of initial or deferred sales charges and distribution and account maintenance fees) in order for the investment not to be subject to Program fees. Additional information regarding certain specific Programs offered through particular selected dealers (including charges and limitations on transferability applicable to shares that may be held in such Program) is available in the Program's client agreement and from the shareholder's selected dealer.

                              DIVIDENDS AND TAXES

 Dividends

     The Corporation intends to distribute all of the net investment income of the Funds, if any. Dividends from such net investment income will be paid at least annually. All net realized capital gains, if any, will be distributed to shareholders of the Funds annually. From time to time, a Fund may declare a special dividend at or about the end of the calendar year in order to comply with a Federal income tax requirement that certain percentages of its ordinary income and capital gains be distributed during the calendar year. See "Shareholder Services --Automatic Dividend Reinvestment Plan" for information concerning the manner in which dividends and distributions may be reinvested automatically in shares of the Funds. Shareholders may elect in writing to receive any such dividends or distributions, or both, in cash. Dividends and distributions are taxable to shareholders, as discussed below, whether they are reinvested in shares of the Fund or received in cash. The per share dividends and distributions on Class B and Class C shares will be lower than the per share dividends and distributions on Class I and Class A shares as a result of the account maintenance, distribution and higher transfer agency fees applicable with respect to the Class B and Class C shares; similarly, the per share dividends and distributions on Class A shares will be lower than the per share dividends and distributions on Class I shares as a result of the account maintenance fees applicable with respect to the Class A shares. See "Determination of Net Asset Value." Within 60 days after the end of a Fund's taxable year, each shareholder will receive notification summarizing the dividends and distributions he or she received that year. This notification will also indicate whether those distributions should be treated as ordinary income or long-term capital gains.

Taxes

     The Funds intend to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Code. As long as a Fund so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to Class I, Class A, Class B and Class C shareholders ("shareholders"). The Funds intend to distribute substantially all of such income. To qualify for this treatment, a Fund must, among other things,
(a) derive at least 90% of its gross income (without offset for losses from the sale or other disposition of securities or foreign currencies) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies and certain financial futures, options and forward contracts (the "Income Test"); and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of its assets is represented by (A) cash, U.S. Government securities and securities of other regulated investment companies and (B) other securities limited in respect of any one issuer to an amount no greater than 5% of the value of the assets of the Fund and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities).

     Dividends paid by a Fund from its ordinary income or from an excess of net realized short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income, whether or not reinvested. Distributions made from an excess of net long-term capital gains over net-short term capital losses (including gains or losses from certain transactions in warrants, futures and options) ("capital gain dividends") are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. The maximum long-term capital gains rate for individuals is 20%. The maximum capital gains rate for corporate shareholders is currently the same as the maximum corporate rate for ordinary income.

     Not later than 60 days after the close of its taxable year, each Fund will provide its shareholders with a written notice designating the amounts of any capital gain or ordinary income dividends. A portion of the dividends paid by a Fund out of dividends paid by certain corporations located in the U.S. may be eligible for the dividends received deduction allowed to corporations under the Code. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

     Dividends and interest received by the Funds may give rise to withholding and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's assets at the close of a taxable year consists of stock or securities in non-U.S. corporations, shareholders of the Fund may be able to claim U.S. foreign tax credits with respect to foreign taxes paid by the Fund, subject to certain provisions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held by a Fund. During each taxable year that a Fund is eligible, it will intend to file an election with the Internal Revenue Service ("IRS") pursuant to which shareholders of the Fund will include their proportionate share of such withholding taxes as gross income for U.S. income tax purposes, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable incomes or, alternatively, subject to certain limitations, restrictions, and holding period requirements, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to its shareholders the amount per share of such withholding taxes. For this purpose, the Fund will allocate foreign taxes and foreign source income among the Class I, Class A, Class B and Class C shareholders.

     Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the United States dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not "regulated futures contracts" and from unlisted options will be treated as ordinary income or loss under Code
Section 988. In certain circumstances, a Fund may elect capital gain or loss treatment for such transactions. In general, however, Code Section 988 gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gains. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing the basis of each shareholder's Fund shares.

     Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gains dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Corporation or who, to the Corporation's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such shareholder is not otherwise subject to backup withholding.

     Ordinary income dividends paid by the Funds to shareholders who are non-resident aliens or foreign entities generally will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

     No gain or loss will be recognized by Class B shareholders on the conversion of their Class B shares into Class A shares. A shareholder's basis in the Class A shares acquired will be the same as such shareholder's basis in the Class B shares converted, and the holding period of the acquired Class A shares will include the holding period of the converted Class B shares.

     Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. In the case of an individual, any such capital gain will be treated as short-term capital gain, taxable at the same rates as ordinary income if the shares were held for not more than 12 months and capital gain taxable at the maximum rate of 20% if such shares were held for more than 12 months. In the case of a corporation, any such capital gain will be treated as long-term capital gain, taxable at the same rates as ordinary income, if such shares were held for more than 12 months. Any such loss will be treated as long-term capital loss if such shares were held for more than 12 months. A loss recognized on the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of any long-term capital gains distribution with respect to such shares.

     If a shareholder exercises an exchange privilege within 90 days of acquiring shares of a Fund, then any loss recognized on the exchange will be reduced (or any gain increased) to the extent the sales charge paid to the Fund reduces any sales charge that would have been owed upon the purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

     Generally, any loss realized on a sale or exchange of shares of a Fund will be disallowed if other shares of the Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. Each Fund anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax.

Tax Treatment of Options and Futures Transactions

     Each Fund may purchase or sell options and futures and foreign currency options and futures, and related options on such futures. Options and futures contracts that are "Section 1256 contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year, i.e., each option or futures contract will be treated as sold for its fair market value on the last day of the taxable year. In general, unless a special election is made, gain or loss from transactions in Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss.

     A Fund may recognize taxable income or gain prior to the receipt of cash payments under various provisions of the Code, including those dealing with zero coupon securities, deferred interest securities, market discount securities and certain options, futures and forward contracts that are required to be marked to market. In any such case, the Fund may be required to liquidate portfolio securities that it might otherwise have elected to hold in order to enable it to have sufficient cash to meet the distribution requirements, the satisfaction of which are a condition of continuing qualification of the Fund as a regulated investment company.

     Code Section 1092, which applies to certain "straddles," may affect the taxation of each Fund's transactions in options, futures and forward foreign exchange contracts. Under Section 1092, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options, futures and forward foreign exchange contracts. Similarly, Code
Section 1091, which deals with "wash sales," may cause a Fund to postpone recognition of certain losses for tax purposes; and Code Section 1258, which deals with "conversion transactions," may apply to recharacterize certain capital gains as ordinary income for tax purposes. Code Section 1259, which deals with "constructive sales" of appreciated financial positions (e.g., stock), may treat a Fund as having recognized income before the time that such income is economically recognized by the Fund.

Other Tax Matters

     Each Fund has applied for a private letter ruling from the IRS to the effect that, because each Series is classified as a partnership for tax purposes, each Fund will be entitled to look to the underlying assets of the Series in which it has invested for purposes of satisfying various requirements of the Code applicable to RICs. If the Funds are unable to obtain the requested rulings, or the facts upon which the rulings are based subsequently change, then the Board of Directors of the Corporation will determine, in its discretion, the appropriate course of action for the Funds. One possible course of action would be to withdraw the Fund's investments from the Series and to retain an investment adviser to manage the Fund's assets in accordance with the investment policies applicable to the respective Fund. See "Investment Objectives and Policies."

                           ------------------------

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and the Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the

Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

     Dividends and gains on the sale or exchange of shares in a Fund may also be subject to state and local taxes.

     Shareholders are urged to consult their own tax advisors regarding specific questions as to Federal, state, local or foreign taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

                               PERFORMANCE DATA

     From time to time a Fund may include its average annual total return and other total return data in advertisements or information furnished to present or prospective shareholders. Total return is based on a Fund's historical performance and is not intended to indicate future performance. Average annual total return is determined separately for Class I, Class A, Class B and Class C shares of each Fund in accordance with a formula specified by the Commission.

     Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class I and Class A shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Class B and Class C shares.

     Each Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $1,000 investment, for various periods other than those noted below. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and
(2) the maximum applicable sales charges will not be included. Actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

     Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield of each security earned during the period by
(b) the average number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period.

     In order to reflect the reduced sales charges in the case of Class I or Class A shares or the waiver of the CDSC in the case of Class B or Class C shares applicable to certain investors, as described under "Purchase of Shares" and "Redemption of Shares," respectively, the total return data quoted by a Fund in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may take into account the CDSC and therefore may reflect greater total return since, due to the reduced sales charges or the waiver of sales charges, a lower amount of expenses is deducted.

     On occasion, a Fund may compare its performance to, among other things, the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 500/Barra Value Index, the Standard & Poor's 500/Barra Growth Index, the Standard & Poor's Mid Cap 400 Index, the Russell 2000 Index, the Morgan Stanley Capital International Europe, Asia and Far East Capitalization Weighted Index, the Value Line Composite Index, the Dow Jones Industrial Average, the MSCI Europe, the MSCI World Index, Salomon Smith Barney World Government Bond Index, TSE 1st Section (TOPIX) or other published indices, or to data contained in publications such as Lipper Analytical Services, Inc., Morningstar Publications, Inc. ("Morningstar"), other competing universes, Money Magazine, U.S. News & World Report, Business Week, Forbes Magazine, Fortune Magazine and CDA Investment Technology, Inc. When comparing its performance to a market index, a Fund may refer to various statistical measures derived from the historical performance of the Fund and the index such as standard deviation and beta. As with other performance data, performance comparisons should not be considered indicative of the Fund's relative performance for any future period. From time to time, a Fund may include its Morningstar risk-adjusted performance rating in advertisements or supplemental sales literature. A Fund may from time to time quote in advertisement or other materials other applicable measures of performance and may also make references to awards that may be given to the Investment Adviser.

                              GENERAL INFORMATION

Description of Shares

     The Corporation is a Maryland corporation incorporated on August 17, 1999. It has an authorized capital of 2,000,000,000 shares of Common Stock, par value $.0001 per share, of which the Corporation is authorized to issue 125,000,000 shares each of Class I, Class A, Class B and Class C shares for each of the four
Funds: Mercury Life Strategy Growth and Income Fund, Mercury Life Strategy Growth Fund, Mercury Life Strategy Balanced Fund and Mercury Life Strategy Aggressive Growth Fund.

     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Directors (to the extent hereinafter provided) and on other matters submitted to vote of shareholders, except that shareholders of the class bearing distribution expenses as provided above shall have exclusive voting rights with respect to matters relating to such distribution expenditures (except that Class B shareholders may vote upon any material changes to expenses charged under the Class A Distribution Plan). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the

Directors of the Corporation, in which event the holders of the remaining shares would be unable to elect any person as a Director.

     There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders may, in accordance with the terms of the By-Laws, cause a meeting of shareholders to be held for the purpose of voting on the removal of Directors. Also, the Corporation will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in account maintenance fees or of a change in fundamental policies, objectives or restrictions. Except as set forth above, the Directors shall continue to hold office and appoint successor Directors. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared and in net assets upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except for any expenses which may be attributable to only one class. Shares issued are fully-paid and non-assessable by the Fund.

     [-----] provided the initial capital for each Fund by purchasing 2500 shares of each Fund, for an aggregate of $100,000. Such shares were acquired for investment and can only be disposed of by redemption. To the extent the organizational expenses of the Corporation are paid by the Corporation they will be expensed and immediately charged to net asset value. See "Determination of Net Asset Value."

     Prior to the offering of each Fund's shares, [-----] will be each Fund's sole shareholder and deemed a controlling person of each Fund.

Computation of Offering Price Per Share

     An illustration of the computation of the offering price for Class I, Class A, Class B and Class C shares of each of the Funds based on the projected value of each Fund's estimated net assets and projected number of shares outstanding on the date its shares are offered for sale to public investors is as follows:

                            Mercury Life Strategy Balanced Fund


                                     Class I         Class A       Class B          Class C
                                    ------------- ------------   -------------  ---------------

Net Assets...................       [-----------]  [-----------]  [-----------]  [-----------]
Number of Shares Outstanding        [-----------]  [-----------]  [-----------]  [-----------]

Net Asset Value Per Share           $       10.00  $       10.00  $       10.00  $       10.00
 (net assets divided by number
 of shares outstanding)......
Sales Charge (for Class I and
 Class A Shares:  5.25% of
 Offering Price (5.54% of net
 amount invested))/*/........                0.55           0.55             **             **

Offering Price...............       $       10.55  $       10.55  $       10.00  $       10.00

------------------------

 * Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption. See "Account Choices -- Class B and Class C Shares -- Deferred Sales Charge Options" in the Prospectus and "Redemption of Shares -- Deferred Sales Charges -- Class B and Class C Shares" herein.

                 Mercury Life Strategy Growth and Income Fund

                                       Class I        Class A        Class B        Class C
                                    ------------- ------------   -------------  ---------------
Net Assets....................      [-----------]  [-----------]  [-----------]  [-----------]
Number of Shares Outstanding..      [-----------]  [-----------]  [-----------]  [-----------]

Net Asset Value Per Share           $       10.00  $       10.00  $       10.00  $       10.00
 (net assets divided by number
 of shares outstanding).......

Sales Charge (for Class I and
 Class A Shares:  5.25% of
 Offering Price (5.54% of net
 amount invested))/*/.........               0.55           0.55             **             **

Offering Price................      $       10.55  $       10.55  $       10.00  $       10.00


----------------------

 * Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.

** Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption. See "Account Choices -- Class B and Class C Shares -- Deferred Sales Charge Options" in the Prospectus and "Redemption of Shares -- Deferred Sales Charges -- Class B and Class C Shares" herein.

                             Mercury Life Strategy Growth Fund

                                     Class I        Class A        Class B        Class C
                                 --------------   ------------  -------------  --------------
Net Assets...................     [-----------]  [-----------]  [-----------]  [-----------]

Number of Shares Outstanding      [-----------]  [-----------]  [-----------]  [-----------]

Net Asset Value Per Share         $       10.00  $       10.00  $       10.00  $       10.00
 (net assets divided by number
 of shares outstanding)......

Sales Charge (for Class I and
 Class A Shares:  5.25% of
 Offering Price (5.54% of net
 amount invested))/*/........              0.55           0.55             **             **

Offering Price                    $       10.55  $       10.55  $       10.00  $       10.00


------------------------

 * Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption. See "Account Choices -- Class B and Class C Shares -- Deferred Sales Charge Options" in the Prospectus and "Redemption of Shares -- Deferred Sales Charges -- Class B and Class C Shares" herein.


                                Mercury Life Strategy Aggressive Growth Fund

                                    Class I        Class A        Class B        Class C

Net Assets....................    [-----------]  [-----------]  [-----------]  [-----------]

Number of Shares Outstanding..    [-----------]  [-----------]  [-----------]  [-----------]

Net Asset Value Per Share         $       10.00  $       10.00  $       10.00  $       10.00
 (net assets divided by number
 of shares outstanding).......
Sales Charge (for Class I and
 Class A Shares:  5.25% of
 Offering Price (5.54% of net
 amount invested))/*/.........            0.55            0.55             **             **


                             Mercury Life Strategy Growth Fund

                                     Class I        Class A        Class B        Class C
                                 --------------   ------------  -------------  --------------
Offering Price                    $       10.55  $       10.55  $       10.00  $       10.00

------------------------------
 * Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption. See "Account Choices -- Class B and Class C Shares -- Deferred Sales Charge Options" in the Prospectus and "Redemption of Shares -- Deferred Sales Charges -- Class B and Class C Shares" herein.

 Independent Auditors

     [               ] has been selected as the independent auditors of the
Corporation. The independent auditors are responsible for auditing the annual financial statements of the Funds.

Custodian

      [               ] acts as the custodian of each Fund's assets. Under its
contract with the Corporation, the custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories. The custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments.

Transfer Agent

     Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of ML & Co., acts as each Fund's Transfer Agent pursuant to a transfer agency, dividend disbursing agency and shareholder servicing agency agreement (the "Transfer Agency Agreement"). The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.

Legal Counsel

     Swidler Berlin Shereff Friedman, LLP, 919 Third Avenue, New York, New York 10022, is counsel for the Corporation.

Reports to Shareholders

     The Corporation sends to its shareholders at least semi-annually reports showing the Funds' portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends and capital gains distributions.

Additional Information

     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Corporation has filed with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

                                  APPENDIX A

                      Ratings of Fixed Income Securities

Description of Moody's Investors Services, Inc.'s Corporate Debt Ratings

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.
A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
Baa Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class
B Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C Bonds that are rated C are the lowest rated bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

Description of Moody's Commercial Paper Ratings

     The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act of 1933, as amended (the "Securities Act").

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Issuers rated Prime-1 (or related supporting institutions) have a superior
capacity for repayment of short-term promissory obligations.   Prime-1 repayment
capacity will normally be evidenced by the following characteristics:

     .    Leading market positions in well-established industries

     .    High rates of return on funds employed

     . Conservative capitalization structures with moderate reliance on debt and ample asset protection

     . Broad margins in earnings coverage of fixed financial charges and higher internal cash generation

     . Well established access to a range of financial markets and assured sources of alternate liquidity

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternative liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

     If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

Description of Moody's Preferred Stock Ratings

     Because of the fundamental differences between preferred stocks and bonds, a variation of the bond rating symbols is being used in the quality ranking of preferred stocks. The symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stocks occupy a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

     Preferred stock rating symbols and their definitions are as follows:

aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.
aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.
a An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.
baa An issue that is rated "baa" is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
ba An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.
b An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small. caa
     An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.
ca An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.
c This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Standard & Poor's Corporate Debt Ratings

     A Standard & Poor's corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable.
Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

     The ratings are based, in varying degrees, on the following considerations:
(1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.
A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

     Debt rated BB, B, CCC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.
BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.
B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest or repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.
CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
C The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI The rating CI is reserved for income bonds on which no interest is being paid.
D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

     Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.
* Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.
NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Description of Standard & Poor's Commercial Paper Ratings

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.
A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.
A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."
A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B Issues rated "B" are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D This rating indicates that the issue is either in default or is expected to be in default upon maturity.

     The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Description of Standard & Poor's Preferred Stock Ratings

     A Standard & Poor's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

     The preferred stock ratings are based on the following considerations:

I. Likelihood of payment-capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.
II.  Nature of, and provisions of, the issue.
III. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors' rights.
AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.
AA A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."
A An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
BBB An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.
BB,B Preferred stock rated "BB," "B," and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB"
CCC indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protection characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
CC The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.
C    A preferred stock rated "C" is a non-paying issue.
D A preferred stock rated "D" is a non-paying issue in default on debt instruments.

     NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The preferred stock ratings are not a recommendation to purchase or sell a security, inasmuch as market price is not considered in arriving at the rating. Preferred stock ratings are wholly unrelated to Standard & Poor's earnings and dividend rankings for common stocks.

     The ratings are based on current information furnished to Standard & Poor's by the issuer, and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

Description of Fitch IBCA, Inc.'s ("Fitch") Investment Grade Bond Ratings

     Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated

     "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."
A Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.


NR             Indicates that Fitch does not rate the specific issue.
Conditional    A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.
Suspended      A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.
Withdrawn      A rating will be withdrawn when an issue matures or is called or refinanced and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.
Fitch Alert    Ratings are placed on Fitch Alert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive" indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. Fitch Alert is relatively short-term, and should be resolved within 12 months.

     Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

Description of Fitch Speculative Grade Bond Ratings

     Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
C    Bonds are in imminent default in payment of interest or principal.
DDD, Bonds are in default on interest and/or principal payments. Such bonds are extremely
DD,D speculative and should be valued on D the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

Description of Fitch Investment Grade Short-term Ratings

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     Fitch short-term ratings are as follows:

F-1+ Exceptionally Strong Credit Quality.  Issues assigned this  rating are regarded as having the strongest degree of assurance for timely payment. F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.
F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.
F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.
D Default. Issues assigned this rating are in actual or imminent payment default.
LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

                           PART C.  OTHER INFORMATION

Item 23.  Exhibits:

Exhibit
Number
--------

 1      -   Articles of Incorporation of Registrant.
 2      -   By-Laws of Registrant.
 3      -   Instrument Defining Rights of Shareholders. Incorporated by
            reference to Exhibits 1 and 2 above.
 4      -   Management Agreement between Registrant and Mercury Asset Management
            US, a division of Fund Asset Management, L.P.*
 5(a)   -   Class I Distribution Agreement between Registrant and Mercury Funds
            Distributor, a division of Princeton Funds Distributor, Inc.*
 5(b)   -   Class A Distribution Agreement between Registrant and Mercury Funds
            Distributor, a division of Princeton Funds Distributor, Inc.*
 5(c)   -   Class B Distribution Agreement between Registrant and Mercury Funds
            Distributor, a division of Princeton Funds Distributor, Inc.*
 5(d)   -   Class C Distribution Agreement between Registrant and Mercury Funds
            Distributor, a division of Princeton Funds Distributor, Inc.*
 6      -   None
 7      -   Custody Agreement between Registrant and _____________*.
 8(a)   -   Transfer Agency, Dividend Disbursing Agency and Shareholder
            Servicing Agency Agreement between Registrant and Financial Data
            Services, Inc.*
 8(b)   -   License Agreement relating to Use of Name among Mercury Asset
            Management International Ltd., Mercury Asset Management Group Ltd.
            and Mercury Funds Distributor, a division of Princeton Funds
            Distributor, Inc.*
 8(c)   -   License Agreement relating to Use of Name among Mercury Asset
            Management International Ltd., Mercury Asset Management Group Ltd.
            and Fund Asset Management, L.P.*
  8(d)  -   License Agreement relating to Use of Name among Mercury Asset
            Management International Ltd., Mercury Asset Management Group Ltd.
            and Registrant.*
  9     -   Opinion and consent of Swidler Berlin Shereff Friedman, LLP, counsel for Registrant.*
 10     -   Consent of ______________, independent auditors for the Registrant.*
 11     -   None.
 12     -   Certificate of [______]*
 13(a)  -   Class A Distribution Plan and Class A Plan Sub-Agreement.*
 13(b)  -   Class B Distribution Plan and Class B Plan Sub-Agreement.*
 13(c)  -   Class C Distribution Plan and Class C Plan Sub-Agreement.*
 14     -   Not Applicable.
 15(a)  -   Rule 18f-3 Plan.*
 15(b)  -   Powers of Attorney.*

-----------------------------
 * To be filed by amendment.

Item 24.  Persons Controlled By or Under Common Control with Registrant.

     Prior to the effective date of this Registration Statement, the Registrant will sell shares of each Fund of the Registrant to [________].


Item 25.  Indemnification.

     Reference is made to Article V of the Registrant's Articles of Incorporation, Article VI of the Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B and Class C Distribution Agreements.

     Article VI of the By-Laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the Maryland General Corporation Law, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination by special legal counsel in a written opinion or the vote of a majority of a quorum of the directors who are neither "interested persons," as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the proceeding ("non-party independent directors"), after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Each officer and director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the Maryland General Corporation Law without a preliminary determination as to his or her ultimate entitlement to indemnification (except as set forth below); provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the Maryland General Corporation Law, from liability arising from his activities as officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or director of the Registrant.

     In Section 9 of the Class A, Class B and Class C Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the Act may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser.

     The address of Mercury Asset Management US (the "Investment Adviser"), a division of Fund Asset Management, L.P. ("FAM"), is P.O. Box 9011, Princeton, New Jersey 08543-9011. FAM, doing business as FAM or Mercury Asset Management US, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, [Index] Master Series Trust, Mercury Asset Management Funds, Inc., Mercury Index Funds, Inc., Mercury Quantitative Series Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and the following closed-end investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc., MuniHoldings Michigan Insured Fund, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Florida Insured Fund IV, MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings Pennsylvania Insured Fund, MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured

Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., and Worldwide DollarVest Fund, Inc.

     Set forth below is a list of each executive officer and partner of FAM indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since [December 31, 1996] for his or her own account or in the capacity of director, officer, employer, partner or trustee.


                      Positions with the         Other Substantial Business,
Name                  Investment Adviser      Profession, Vocation or Employment
-------------------------------------------------------------------------------

Merrill Lynch
 & Co., Inc...........Limited Partner        Financial Services Holding Company;
                                             Limited Partner of Merrill Lynch
                                             Asset Management, L.P. ("MLAM")

Princeton Services....General Partner        General Partner of MLAM

Jeffrey M. Peek.......President              President of MLAM; President and
                                             Director of Princeton Services;
                                             Executive Vice President of ML &
                                             Co.; Managing Director and Co-Head
                                             of the Investment Banking Division
                                             of Merrill Lynch in 1997; Senior
                                             Vice President and Director of the
                                             Global Securities and Economics
                                             division of Merrill Lynch from 1995
                                             to 1997

Terry K. Glenn........Executive Vice         Executive Vice President of MLAM;
                      President              Executive Vice President and
                                             Director of Princeton Services;
                                             President and Director of Princeton
                                             Funds Distributor, Inc.; Director
                                             of FDS; President of Princeton
                                             Administrators, L.P.

Donald C. Burke.......Senior Vice President  Senior Vice President and of
                      and Treasurer          Treasurer MLAM since 1999; Senior
                                             Vice President and Treasurer of
                                             Princeton Services; Vice President
                                             and Treasurer of Princeton Funds
                                             Distributor, Inc.; First Vice
                                             President of MLAM from 1997 to
                                             1999; Vice President of MLAM from
                                             1990 to 1997; Director of Taxation
                                             of MLAM since 1990.

Michael G. Clark......Senior Vice President  Senior Vice President of MLAM;
                                             Senior Vice President of Princeton
                                             Services

Mark A. Desario.......Senior Vice President  Senior Vice President of MLAM;
                                             Senior Vice President of Princeton
                                             Services

Linda L. Federici.........Senior Vice President  Senior Vice President of MLAM;
                                                 Senior Vice President of
                                                 Princeton Services

Vincent R. Giordano.......Senior Vice President  Senior Vice President of MLAM;
                                                 Senior Vice President of
                                                 Princeton Services

Michael J. Hennewinkel....Senior Vice            Senior Vice President,
                          President,             Secretary and General Counsel
                          Secretary and          of MLAM; Senior Vice
                          General                President of Princeton
                          Counsel                Services

Philip L. Kirstein........Senior Vice President  Senior Vice President of MLAM;
                                                 Senior Vice President, General
                                                 Counsel, Director and Secretary
                                                 of Princeton Services

Ronald M. Kloss...........Senior Vice President  Senior Vice President of MLAM;
                                                 Senior Vice President of
                                                 Princeton Services

Debra W. Landsman-Yaros...Senior Vice President  Senior Vice President of MLAM;
                                                 Senior Vice President of
                                                 Princeton Services; Vice
                                                 President of Princeton Funds
                                                 Distributor, Inc.

Stephen M. M. Miller......Senior Vice President  Executive Vice President of
                                                 Princeton Administrators;
                                                 Senior Vice President of
                                                 Princeton Services

Joseph T. Monagle, Jr.....Senior Vice President  Senior Vice President of MLAM;
                                                 Senior Vice President of
                                                 Princeton Services

Brian A. Murdock..........Senior Vice President  Senior Vice President of MLAM;
                                                 Senior Vice President of
                                                 Princeton Services

Gregory D. Upah...........Senior Vice President  Senior Vice President of MLAM;
                                                 Senior Vice President of
                                                 Princeton Services

     Mr. Glenn is President and Mr. Burke is Treasurer of all or substantially all of the investment companies described in the following paragraph. Mr. Glenn is director of such companies. Messrs. Giordano, Kirstein, and Monagle are directors or officers of one or more of such companies.

     MLAM, with an address at P.O. Box 9011, Princeton, New Jersey 08543-9011, an affiliate of the Investment Adviser, acts as investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc.,

Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.


Item 27.  Principal Underwriters.

(a) Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc. ("MFD") acts as the principal underwriter for the Registrant and for each of the following open-end investment companies:

       Mercury Global Balanced Fund of Mercury Asset Management Funds, Inc.; Mercury U.S. Large Cap Fund of Mercury Asset Management Funds, Inc.; Mercury U.S. Small Cap Growth Fund of Mercury Asset Management Funds, Inc.; Mercury International Fund of Mercury Asset Management Funds, Inc.; Mercury Pan-European Growth Fund of Mercury Asset Management Funds, Inc.; Summit Cash Reserves Fund of Financial Institutions Series Trust; Mercury V.I. U.S. Large Cap Fund of Mercury Asset Management V.I. Funds, Inc.

     A separate division of Princeton Funds Distributor, Inc. acts as the principal underwriter of other investment companies.

(b) Set forth below is information concerning each director and officer of the Distributor. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081 except that the address of Messrs. Crook, Aldrich, Breen, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

(1)                                  (2)                      (3)
                           Positions and Offices    Positions and Offices
Name                       with the Distributor     with Registrant
-------------------------  ----------------------   ----------------------------

Terry K. Glenn             President and Director   Executive Vice President
Michael G. Clark           Director and Treasurer   None
Thomas J. Verage           Director                 None
Robert W. Crook            Senior Vice President    None
Michael J. Brady           Vice President           None
William M. Breen           Vice President           None
James T. Fatseas           Vice President           None
Debra W. Landsman-Yaros    Vice President           None

(1)                                  (2)                      (3)
                           Positions and Offices    Positions and Offices
Name                       with the Distributor     with Registrant
-------------------------  ----------------------   ----------------------------

Michelle T. Lau            Vice President           None
Donald C. Burke            Vice President           Vice President and Treasurer
Salvatore Venezia          Vice President           None
William Wasel              Vice President           None
Robert Harris              Secretary                None


Item 28.  Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of:

     (1) the registrant, Mercury Life Strategy Series Fund, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536;

     (2) the transfer agent, Financial Data Services, Inc., P.O. Box 44062, Jacksonville, Florida 32232-4062;

     (3) the custodian,____________; and

     (4) the investment adviser, Mercury Asset Management US, a division of Fund Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

Item 29.  Management Services.

     Other than as set forth under the caption "Management of the Funds" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Fund--Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not party to any Management-related service contract.

Item 30.  Undertakings.

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 12/th/ day of October, 1999.

                                    Mercury Life Strategy Series Fund, Inc.
                                    (Registrant)

                                    By: /s/ Ira P. Shapiro
                                        --------------------------------
                                        Ira P. Shapiro, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       SIGNATURES                     TITLE                    DATE
------------------------  ------------------------------  ---------------

/s/ Ira P. Shapiro        President and Director          October 12, 1999
------------------------  (Principal Executive Officer)
Ira P. Shapiro
/s/ Allan J. Oster        Treasurer and Secretary         October 12, 1999
------------------------  (Principal Financial and
Allan J. Oster            Accounting Officer)

/s/ Philip L. Kirstein    Director                        October 12, 1999
------------------------
Philip L. Kirstein

/s/ Terry K. Glenn        Director
------------------------                                  October 12, 1999
Terry K. Glenn

                               INDEX TO EXHIBITS

 Exhibit
 Number                  Description
---------- ---------------------------------------
    1      Articles of Incorporation of Registrant
    2      By-Laws of Registrant